UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

AB UNCONSTRAINED BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

APR    04.30.17

SEMI-ANNUAL REPORT

AB UNCONSTRAINED BOND FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Unconstrained Bond Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB UNCONSTRAINED BOND FUND | 1

SEMI-ANNUAL REPORT

June 9, 2017

This report provides management’s discussion of fund performance for AB Unconstrained Bond Fund for the semi-annual reporting period ended April 30, 2017.

The Fund’s investment objective is to generate current income consistent with preservation of capital.

NAV RETURNS AS OF APRIL 30, 2017 (unaudited)

	6 Months	12 Months
AB UNCONSTRAINED BOND FUND[1]
Class A Shares	3.85%	6.93%
Class B Shares[2]	3.55%	6.22%
Class C Shares	3.45%	6.12%
Advisor Class Shares[3]	3.98%	7.21%
Class R Shares[3]	3.75%	6.73%
Class K Shares[3]	3.90%	7.04%
Class I Shares[3]	4.01%	7.26%
Class Z Shares[3,4]	4.01%	7.26%
Primary benchmark: BofA ML 3-Month US T-Bill Index	0.23%	0.40%
Bloomberg Barclays Global Aggregate Bond Index (US dollar hedged)	-0.27%	1.60%

1	Includes the impact of proceeds received and credited to the Fund resulting from class-action settlements, which enhanced the performance of the Fund for the six- and 12-month periods ended April 30, 2017, by 0.03% and 0.04%, respectively.

2	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

3	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

4	The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the Financial Highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its primary benchmark, the Bank of America Merrill Lynch (“BofA ML”) 3-Month US Treasury Bill (“T-Bill”) Index, and its secondary benchmark, the Bloomberg Barclays Global Aggregate Bond Index (US dollar hedged), for the six- and 12-month periods ended April 30, 2017.

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During the six-month period, all share classes of the Fund outperformed the primary benchmark, before sales charges. Sector and security selection contributed relative to the benchmark, mainly from positions within high-yield and investment-grade corporates, agency risk-sharing transactions, non-agency mortgages and developed-market sovereign bonds. Positions in commercial mortgage-backed securities (“CMBS”) and emerging-market sovereigns took back some of these gains. Currency allocation was positive, primarily because of an overweight position in the Peruvian sol. Country allocation (a result of bottom-up security analysis combined with fundamental research) and yield-curve positioning detracted. Losses from positions in the US, UK and Mexico more than offset gains from the Fund’s position in Canada.

During the 12-month period, all share classes of the Fund outperformed the primary benchmark, before sales charges. Sector and security selection also contributed to relative performance. Gains from positioning within high-yield corporates, agency risk-sharing transactions, non-agency mortgages and investment-grade corporates more than offset losses from positions in developed-market sovereign bonds and CMBS. Currency allocation further contributed, primarily because of an underweight in the Canadian dollar and overweight in the Peruvian sol. Country and yield-curve positioning detracted. Negative returns from positions in the US and UK outweighed gains from positions in Canada, Australia and the eurozone.

During both periods, the Fund utilized derivatives in the form of interest rate swaps, futures and interest rate swaptions to manage and hedge duration risk and/or take active yield-curve positioning. It also utilized currency forwards and currency options, both written and purchased, to hedge foreign currency exposure and to take active currency risk. Purchased and written equity options were used in an effort to add alpha through different strategies, including but not limited to relative value, put spreads and call spreads. Credit default swaps, both single name and index, were used to hedge investment grade and high-yield credit risk taken through cash bonds. Total return swaps were used as hedging tools against other active equity-like risks in the Fund and as a means to add active risk in sectors where total return swaps were the most efficient way to gain exposure. Variance swaps were used as hedging tools against other active equity-like risks in the Fund and also as a way to add risk in instruments where large price movements were or were not expected. Written swaptions were used as hedges in relative value trades against specific curve trades and also as a means to add active risk by selling straddle. Purchased swaptions were used as hedges in relative value trades against specific curve trades and also as a means to add active risk in specific points along curves where the yield may rise or fall.

MARKET REVIEW AND INVESTMENT STRATEGY

Bond markets rallied over the 12-month period, but were volatile in the latter half of the period. Political events had a significant impact on bond

abfunds.com	AB UNCONSTRAINED BOND FUND | 3

markets during both periods. In the US, Donald Trump’s presidential election victory and the promise of fiscal stimulus, a retreat from globalization and relaxed regulation were treated as positive developments by financial markets, though uncertainty regarding the specific details remained high. UK Prime Minister Theresa May surprised investors when she called for a snap parliamentary election three years ahead of schedule, in an effort to firm up the country’s mandate going into Brexit negotiations. The benign first-round outcome of the French presidential elections quelled some geopolitical uncertainty and renewed appetite for risk assets. Markets, especially in Europe, rallied on the news. The 10-year US Treasury yield rose almost half a percent to end higher at 2.28%. The 10-year German bund yield also rose through both periods, though only modestly in the latter, ending at 0.32%.

European central banks generally maintained an easing bias through the 12-month period, while the US Federal Reserve raised interest rates for the second and third time since the financial crisis in 2008. Accelerating trade and waning inflationary pressures contributed to a rally in emerging-market debt. Yields in developed markets had varying performance in both periods, generally rising in the US, Japan and Canada, and moving in different directions elsewhere, though longer maturities broadly rose. Developed-market treasuries, investment-grade credit securities and emerging-market local-currency government bonds rebounded over the 12-month period, but experienced volatility in the latter half. Global high yield rallied in both periods, during which sector performance was almost uniformly positive; energy and basics were the best performers in each period, benefiting from oil price increases. Consumer-related sectors generally lagged the rising markets, with pharmaceuticals one of the few sectors to fall in both periods.

INVESTMENT POLICIES

The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities and derivatives related to fixed-income securities. The Fund employs a dynamic risk allocation, meaning that the Fund’s risk profile may vary significantly over time based upon market conditions. The Fund invests in a portfolio that includes fixed-income securities of US and non-US companies and US and non-US government securities and supranational entities, including lower-rated securities.

The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund expects that its average portfolio duration will vary normally from negative three years to positive seven years, depending upon the Adviser’s forecast of interest rates and assessment of market risks generally. Duration is a measure of a fixed-

(continued on next page)

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income security’s sensitivity to changes in interest rates. The value of a fixed-income security with positive duration will decline if interest rates increase. Conversely, the value of a fixed-income security with negative duration will increase as interest rates increase. The Fund will seek to achieve negative duration through the use of derivatives, such as futures and total return swaps.

The Fund typically maintains at least 50% of its net assets in investment-grade securities. The Fund may invest up to 50% of its net assets in below investment-grade securities, such as corporate high- yield fixed-income securities, sovereign debt obligations and fixed-income securities of issuers located in emerging markets.

The Fund may also invest in mortgage-related and other asset-backed securities, loan participations, inflation-indexed securities, structured securities, variable, floating, and inverse floating-rate instruments and preferred stock, and may use other investment techniques. The Fund may make short sales of securities or currencies or maintain a short position. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may utilize, without limit, derivatives, such as options, futures contracts, forwards or swaps, including those on fixed-income and equity securities and foreign currencies.

abfunds.com	AB UNCONSTRAINED BOND FUND | 5

DISCLOSURES AND RISKS

Benchmark Disclosure

The BofA ML® 3-Month US T-Bill Index and the Bloomberg Barclays Global Aggregate Bond Index (US dollar hedged) are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The BofA ML 3-Month US T-Bill Index measures the performance of Treasury securities maturing in 90 days. The Bloomberg Barclays Global Aggregate Bond Index represents the performance of the global investment-grade developed fixed-income markets. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of

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DISCLOSURES AND RISKS (continued)

a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value (“NAV”) may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Prepayment Risk: The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

abfunds.com	AB UNCONSTRAINED BOND FUND | 7

DISCLOSURES AND RISKS (continued)

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Liquidity Risk: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]
CLASS A SHARES			2.05%
1 Year	6.93%	2.44%
5 Years	2.56%	1.68%
10 Years	2.71%	2.26%
CLASS B SHARES			1.36%
1 Year	6.22%	2.22%
5 Years	1.90%	1.90%
10 Years[2]	2.16%	2.16%
CLASS C SHARES			1.39%
1 Year	6.12%	5.12%
5 Years	1.87%	1.87%
10 Years	2.00%	2.00%
ADVISOR CLASS SHARES[3]			2.38%
1 Year	7.21%	7.21%
5 Years	2.86%	2.86%
10 Years	3.01%	3.01%
CLASS R SHARES[3]			1.70%
1 Year	6.73%	6.73%
5 Years	2.38%	2.38%
10 Years	2.51%	2.51%
CLASS K SHARES[3]			2.00%
1 Year	7.04%	7.04%
5 Years	2.64%	2.64%
10 Years	2.79%	2.79%
CLASS I SHARES[3]			2.43%
1 Year	7.26%	7.26%
5 Years	2.89%	2.89%
10 Years	3.04%	3.04%
CLASS Z SHARES[3]			2.43%
1 Year	7.26%	7.26%
Since Inception[4]	3.54%	3.54%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.08%, 1.82%, 1.82%, 0.82%, 1.49%, 1.18%, 0.78% and 0.79% for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expenses (exclusive of interest expense) to 0.90%, 1.65%, 1.65%, 0.65%, 1.15%, 0.90%, 0.65% and 0.65% for Class A, Class B,

(footnotes continued on next page)

abfunds.com	AB UNCONSTRAINED BOND FUND | 9

HISTORICAL PERFORMANCE (continued)

Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before January 31, 2018 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights sections since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2017.

2	Assumes conversion of Class B shares into Class A shares after eight years.

3	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

4	Inception date: 11/4/2014.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	2.53%
5 Years	1.66%
10 Years	2.24%
CLASS B SHARES
1 Year	2.24%
5 Years	1.85%
10 Years[1]	2.13%
CLASS C SHARES
1 Year	5.27%
5 Years	1.86%
10 Years	1.98%
ADVISOR CLASS SHARES[2]
1 Year	7.35%
5 Years	2.85%
10 Years	2.97%
CLASS R SHARES[2]
1 Year	6.87%
5 Years	2.35%
10 Years	2.47%
CLASS K SHARES[2]
1 Year	7.07%
5 Years	2.61%
10 Years	2.77%
CLASS I SHARES[2]
1 Year	7.41%
5 Years	2.88%
10 Years	3.00%
CLASS Z SHARES[2]
1 Year	7.41%
Since Inception[3]	3.19%

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 11/4/2014.

abfunds.com	AB UNCONSTRAINED BOND FUND | 11

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,038.50	$4.80	0.95%	$4.95	0.98%
Hypothetical**	$1,000	$1,020.08	$4.76	0.95%	$4.91	0.98%

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EXPENSE EXAMPLE (continued)

	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class B
Actual	$1,000	$1,035.50	$8.58	1.70%	$8.68	1.72%
Hypothetical**	$1,000	$1,016.36	$8.50	1.70%	$8.60	1.72%
Class C
Actual	$1,000	$1,034.50	$8.58	1.70%	$8.68	1.72%
Hypothetical**	$1,000	$1,016.36	$8.50	1.70%	$8.60	1.72%
Advisor Class
Actual	$1,000	$1,039.80	$3.59	0.71%	$3.74	0.74%
Hypothetical**	$1,000	$1,021.27	$3.56	0.71%	$3.71	0.74%
Class R
Actual	$1,000	$1,037.50	$6.11	1.21%	$6.21	1.23%
Hypothetical**	$1,000	$1,018.79	$6.06	1.21%	$6.16	1.23%
Class K
Actual	$1,000	$1,039.00	$4.85	0.96%	$4.95	0.98%
Hypothetical**	$1,000	$1,020.03	$4.81	0.96%	$4.91	0.98%
Class I
Actual	$1,000	$1,040.10	$3.59	0.71%	$3.69	0.73%
Hypothetical**	$1,000	$1,021.27	$3.56	0.71%	$3.66	0.73%
Class Z
Actual	$1,000	$1,040.10	$3.59	0.71%	$3.69	0.73%
Hypothetical**	$1,000	$1,021.27	$3.56	0.71%	$3.66	0.73%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	The Fund’s investments in affiliated/unaffiliated underlying portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees (i.e., operating, administrative and investment advisory fee) of the affiliated/unaffiliated underlying portfolios. Currently the Adviser has voluntarily agreed to waive its investment advisory fee from the Fund in an amount equal to the Fund’s share of the advisory fees of the affiliated underlying portfolios, as borne indirectly by the Fund as an acquired fund fee and expense. The Fund’s effective expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro-rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO SUMMARY

April 30, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $310.5

1	All data are as of April 30, 2017. The Fund’s sector type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” security type weightings represent 0.4% or less in the following security types: Asset-Backed Securities, Common Stocks, Local Governments–Regional Bonds, Local Governments–US Municipal Bonds, Options Purchased–Puts, Preferred Stocks, Warrants and Whole Loan Trusts.

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PORTFOLIO SUMMARY (continued)

April 30, 2017 (unaudited)

1	All data are as of April 30, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.5% or less in the following countries or regions: Bahamas, Barbados, Chile, Dominican Republic, Ecuador, Eurozone, Gabon, Hungary, Ireland, Italy, Jamaica, Japan, Kuwait, Netherlands, New Zealand, Norway, Spain and Switzerland.

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PORTFOLIO OF INVESTMENTS

April 30, 2017 (unaudited)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS – TREASURIES – 17.4%
Australia – 3.3%
Australia Government Bond Series 124 5.75%, 5/15/21(a)	AUD	11,925	$10,239,326

Canada – 5.3%
Canadian Government Bond 1.50%, 6/01/23	CAD	8,825	6,593,346
2.75%, 12/01/48		12,045	10,008,005

			16,601,351

Germany – 0.9%
Bundesrepublik Deutschland 0.50%, 2/15/26(a)	EUR	2,580	2,897,272

Russia – 0.6%
Russian Federal Bond – OFZ Series 6214 6.40%, 5/27/20	RUB	103,735	1,750,414

South Africa – 0.7%
Republic of South Africa Government Bond Series R186 10.50%, 12/21/26	ZAR	24,186	2,019,467

United States – 6.6%
U.S. Treasury Bonds 2.50%, 5/15/46	U.S.$	405	367,917
3.75%, 11/15/43(b)		2,372	2,733,219
U.S. Treasury Notes 1.50%, 12/31/18(b)		5,743	5,767,429
1.625%, 5/15/26(b)		12,185	11,547,191

			20,415,756

Total Governments – Treasuries (cost $54,086,927)			53,923,586

CORPORATES – NON-INVESTMENT GRADE – 16.9%
Industrial – 13.4%
Basic – 1.3%
AK Steel Corp. 7.625%, 10/01/21		29	30,236
Anglo American Capital PLC 3.75%, 4/10/22(a)		220	221,176
ArcelorMittal 6.00%, 8/05/20		150	162,044
7.50%, 3/01/41		109	122,568

16 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

First Quantum Minerals Ltd. 7.25%, 4/01/23(a)	U.S.$	200	$203,298
Freeport-McMoRan, Inc. 2.375%, 3/15/18		149	148,528
4.55%, 11/14/24		563	530,197
5.40%, 11/14/34		270	240,378
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/22(a)		161	181,661
Lecta SA 6.50%, 8/01/23(a)	EUR	104	119,112
Momentive Performance Materials, Inc. 3.88%, 10/24/21	U.S.$	650	646,816
8.875%, 10/15/20(c)(d)(e)		650	– 0	–
Novelis Corp. 6.25%, 8/15/24(a)		90	94,654
Peabody Energy Corp. 6.00%, 11/15/18		396	– 0	–
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 7.00%, 7/15/24(a)		87	93,600
Sealed Air Corp. 6.875%, 7/15/33(a)		442	480,461
Steel Dynamics, Inc. 5.125%, 10/01/21		90	92,960
Teck Resources Ltd. 5.40%, 2/01/43		538	520,915
8.50%, 6/01/24(a)		22	25,490
United States Steel Corp. 8.375%, 7/01/21(a)		134	147,516

			4,061,610

Capital Goods – 0.6%
Apex Tool Group LLC 7.00%, 2/01/21(a)		25	23,198
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 6.75%, 5/15/24(a)	EUR	280	335,131
Ball Corp. 5.00%, 3/15/22	U.S.$	120	128,048
Bombardier, Inc. 7.50%, 3/15/25(a)		257	267,528
BWAY Holding Co. 5.50%, 4/15/24(a)		156	157,702
Case New Holland Industrial, Inc. 7.875%, 12/01/17		128	132,066
CNH Industrial Capital LLC 4.375%, 4/05/22		91	92,874

abfunds.com	AB UNCONSTRAINED BOND FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Energizer Holdings, Inc. 5.50%, 6/15/25(a)	U.S.$	286	$297,474
Gates Global LLC/Gates Global Co. 6.00%, 7/15/22(a)		62	62,430
GFL Environmental, Inc. 7.875%, 4/01/20(a)		73	75,752
9.875%, 2/01/21(a)		86	92,953
TransDigm, Inc. 6.00%, 7/15/22		150	154,451

			1,819,607

Communications - Media – 1.9%
Altice Financing SA 6.625%, 2/15/23(a)		420	444,472
7.50%, 5/15/26(a)		350	378,035
Altice US Finance I Corp. 5.375%, 7/15/23(a)		200	208,771
Clear Channel Worldwide Holdings, Inc. Series B 6.50%, 11/15/22		250	259,122
CSC Holdings LLC 5.25%, 6/01/24		195	197,480
10.875%, 10/15/25(a)		205	246,256
DISH DBS Corp. 5.875%, 11/15/24		450	471,841
6.75%, 6/01/21		150	163,302
7.75%, 7/01/26		56	65,563
iHeartCommunications, Inc. 9.00%, 12/15/19-3/01/21		571	447,379
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875%, 5/15/24(a)		510	496,040
Radio One, Inc. 9.25%, 2/15/20(a)		155	153,031
SFR Group SA 7.375%, 5/01/26(a)		650	684,173
Sirius XM Radio, Inc. 6.00%, 7/15/24(a)		85	90,804
TEGNA, Inc. 6.375%, 10/15/23		150	159,247
Time, Inc. 5.75%, 4/15/22(a)		120	122,869
Univision Communications, Inc. 5.125%, 5/15/23(a)		123	124,895
Virgin Media Secured Finance PLC 4.875%, 1/15/27(a)	GBP	166	220,084

18 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/19	U.S.$	703	$731,213
Ziggo Bond Finance BV 5.875%, 1/15/25(a)		220	226,078

			5,890,655

Communications - Telecommunications – 1.8%
CenturyLink, Inc. Series T 5.80%, 3/15/22		464	485,583
Embarq Corp. 7.995%, 6/01/36		212	215,862
Frontier Communications Corp. 7.625%, 4/15/24		880	765,450
10.50%, 9/15/22		55	55,296
Intelsat Jackson Holdings SA 5.50%, 8/01/23		145	123,794
7.25%, 10/15/20		27	25,232
7.50%, 4/01/21		266	243,255
9.50%, 9/30/22(a)		145	171,393
Intelsat Luxembourg SA 7.75%, 6/01/21		60	34,650
Level 3 Financing, Inc. 5.375%, 8/15/22		144	148,631
Sprint Communications, Inc. 7.00%, 3/01/20(a)		360	393,480
Sprint Corp. 7.625%, 2/15/25		414	461,742
7.875%, 9/15/23		266	298,304
T-Mobile USA, Inc. 6.00%, 4/15/24		128	138,457
6.375%, 3/01/25		91	99,417
6.836%, 4/28/23		310	332,783
Telecom Italia Capital SA 7.20%, 7/18/36		313	345,294
Uniti Group, Inc./CSL Capital LLC 8.25%, 10/15/23		650	694,090
Wind Acquisition Finance SA 4.75%, 7/15/20(a)		358	363,733
Windstream Services LLC 6.375%, 8/01/23		340	299,901

			5,696,347

Consumer Cyclical - Automotive – 0.1%
Dana Financing Luxembourg SARL 6.50%, 6/01/26(a)		178	186,158

abfunds.com	AB UNCONSTRAINED BOND FUND | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Exide Technologies 7.00%, 4/30/25(e)(f)(g)(h)	U.S.$	243	$120,859
Meritor, Inc. 6.25%, 2/15/24		98	101,578

			408,595

Consumer Cyclical - Other – 1.8%
Beazer Homes USA, Inc. 8.75%, 3/15/22		482	535,371
CalAtlantic Group, Inc. 5.875%, 11/15/24		302	324,617
Eagle II Acquisition Co. LLC 6.00%, 4/01/25(a)		38	39,282
GLP Capital LP/GLP Financing II, Inc. 5.375%, 4/15/26		129	135,879
International Game Technology PLC 6.25%, 2/15/22(a)		361	394,262
Lennar Corp. 4.50%, 6/15/19		825	855,094
MDC Holdings, Inc. 6.00%, 1/15/43		380	343,475
Meritage Homes Corp. 7.00%, 4/01/22		340	385,495
PulteGroup, Inc. 5.00%, 1/15/27		692	700,782
7.875%, 6/15/32		220	250,364
RSI Home Products, Inc. 6.50%, 3/15/23(a)		280	290,800
Scientific Games International, Inc. 7.00%, 1/01/22(a)		70	74,927
Shea Homes LP/Shea Homes Funding Corp. 5.875%, 4/01/23(a)		789	798,927
Standard Industries, Inc./NJ 5.50%, 2/15/23(a)		150	155,767
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 5/15/25(a)		36	36,164
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.625%, 3/01/24(a)		165	173,648

			5,494,854

Consumer Cyclical - Retailers – 0.2%
Group 1 Automotive, Inc. 5.00%, 6/01/22		154	155,785
L Brands, Inc. 6.95%, 3/01/33		260	249,167

20 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Neiman Marcus Group Ltd. LLC 8.00%, 10/15/21(a)	U.S.$	191	$111,904
8.75% (8.75% Cash or 9.50% PIK), 10/15/21(a)(h)		148	79,936
PetSmart, Inc. 7.125%, 3/15/23(a)		13	11,868
Rite Aid Corp. 6.125%, 4/01/23(a)		44	43,614
Sonic Automotive, Inc. 6.125%, 3/15/27(a)		48	48,222

			700,496

Consumer Non-Cyclical – 2.0%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC 6.625%, 6/15/24(a)		273	278,866
Boparan Finance PLC 5.50%, 7/15/21(a)	GBP	186	241,470
CHS/Community Health Systems, Inc. 6.875%, 2/01/22	U.S.$	625	517,089
Concordia International Corp. 9.50%, 10/21/22(a)		391	75,756
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.00%, 7/15/23-2/01/25(a)		504	435,104
Envision Healthcare Corp. 5.625%, 7/15/22		170	175,769
HCA Holdings, Inc. 6.25%, 2/15/21		88	95,538
HCA, Inc. 5.875%, 3/15/22		655	726,255
7.58%, 9/15/25		65	72,800
Horizon Pharma, Inc. 6.625%, 5/01/23		200	195,751
Kinetic Concepts, Inc./KCI USA, Inc. 7.875%, 2/15/21(a)		400	426,470
LifePoint Health, Inc. 5.375%, 5/01/24(a)		41	41,340
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 4/15/25(a)		621	566,523
5.625%, 10/15/23(a)		20	18,856
MPH Acquisition Holdings LLC 7.125%, 6/01/24(a)		299	320,985
Nature’s Bounty Co. (The) 7.625%, 5/15/21(a)		124	131,828

abfunds.com	AB UNCONSTRAINED BOND FUND | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Synlab Bondco PLC 6.25%, 7/01/22(a)	EUR	132	$155,715
Tenet Healthcare Corp. 5.00%, 3/01/19(i)	U.S.$	260	260,872
6.75%, 6/15/23		353	336,899
8.00%, 8/01/20		155	158,097
Valeant Pharmaceuticals International, Inc. 5.375%, 3/15/20(a)		188	160,912
5.50%, 3/01/23(a)		518	382,275
6.125%, 4/15/25(a)		390	288,373

			6,063,543

Energy – 1.4%
Antero Resources Corp. 5.625%, 6/01/23		154	158,680
California Resources Corp. 5.50%, 9/15/21		45	31,944
6.00%, 11/15/24		51	33,446
8.00%, 12/15/22(a)		75	57,482
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25(a)		172	182,822
7.00%, 6/30/24(a)		180	201,576
Chesapeake Energy Corp. 4.875%, 4/15/22		112	102,903
6.125%, 2/15/21		268	264,606
Continental Resources, Inc./OK 3.80%, 6/01/24		165	155,261
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43		154	111,865
5.70%, 10/15/39		212	171,983
Energy Transfer Equity LP 5.875%, 1/15/24		310	335,381
Ensco PLC 4.50%, 10/01/24		138	113,974
5.20%, 3/15/25		21	17,786
EP Energy LLC/Everest Acquisition Finance, Inc. 8.00%, 2/15/25(a)		150	134,204
9.375%, 5/01/20		20	18,950
Golden Energy Offshore Services AS 5.00%, 12/31/17(f)	NOK	7,579	353,083
Murphy Oil USA, Inc. 5.625%, 5/01/27	U.S.$	5	5,105
Noble Holding International Ltd. 5.25%, 3/15/42		70	45,675
6.20%, 8/01/40		63	44,888
7.70%, 4/01/25(i)		139	125,591
8.70%, 4/01/45		106	92,677

22 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Oasis Petroleum, Inc. 6.875%, 3/15/22	U.S.$	24	$24,345
Paragon Offshore PLC 6.75%, 7/15/22(a)(d)(j)		488	79,910
7.25%, 8/15/24(a)(d)(j)		812	132,965
QEP Resources, Inc. 5.25%, 5/01/23		83	81,531
SandRidge Energy, Inc. 8.125%, 10/15/22(d)(e)(k)		665	– 0	–
SM Energy Co. 6.75%, 9/15/26		106	106,650
Transocean, Inc. 5.80%, 10/15/22		194	180,525
6.80%, 3/15/38		235	187,986
9.00%, 7/15/23(a)		279	298,363
Weatherford International Ltd. 6.75%, 9/15/40		227	213,807
7.00%, 3/15/38		103	98,042
WPX Energy, Inc. 5.25%, 9/15/24		99	96,840

			4,260,846

Other Industrial – 0.2%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/18(a)		220	206,866
Belden, Inc. 5.50%, 4/15/23(a)	EUR	100	114,864
Laureate Education, Inc. 9.25%, 9/01/19(a)	U.S.$	27	28,834
9.25%, 9/01/19		255	267,801
Travis Perkins PLC 4.50%, 9/07/23(a)	GBP	100	131,220

			749,585

Services – 0.3%
APX Group, Inc. 8.75%, 12/01/20	U.S.$	450	467,688
iPayment, Inc. 10.75%, 4/15/24(a)		100	108,292
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/22(a)		135	138,703
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/23(a)		145	158,328
Team Health Holdings, Inc. 6.375%, 2/01/25(a)		207	200,063

			1,073,074

abfunds.com	AB UNCONSTRAINED BOND FUND | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Technology – 1.0%
Avaya, Inc. 10.50%, 3/01/21(d)(f)(j)	U.S.$	1,062	$160,627
BMC Software Finance, Inc. 8.125%, 7/15/21(a)		655	665,660
Boxer Parent Co., Inc. 9.00% (9.00% Cash or 9.35% PIK), 10/15/19(a)(h)		175	175,024
CURO Financial Technologies Corp. 12.00%, 3/01/22(a)		41	42,643
Dell International LLC/EMC Corp. 7.125%, 6/15/24(a)		289	318,924
Infor US, Inc. 6.50%, 5/15/22		470	488,715
Quintiles IMS, Inc. 3.25%, 3/15/25(a)	EUR	213	233,146
Radiate Holdco LLC/Radiate Finance, Inc. 6.625%, 2/15/25(a)	U.S.$	43	42,967
Solera LLC/Solera Finance, Inc. 10.50%, 3/01/24(a)		55	62,843
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 2/01/23(a)		377	397,876
Western Digital Corp. 10.50%, 4/01/24		411	483,442

			3,071,867

Transportation - Services – 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.25%, 3/15/25(a)		84	79,244
5.50%, 4/01/23		468	458,940
6.375%, 4/01/24(a)		397	398,985
CEVA Group PLC 9.00%, 9/01/21(a)		217	164,704
Herc Rentals, Inc. 7.50%, 6/01/22(a)		82	89,444
7.75%, 6/01/24(a)		552	602,621
Hertz Corp. (The) 5.875%, 10/15/20		240	223,814
Loxam SAS 4.25%, 4/15/24(a)	EUR	100	112,861
United Rentals North America, Inc. 5.50%, 7/15/25-5/15/27	U.S.$	256	264,317

			2,394,930

			41,686,009

24 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Financial Institutions – 3.2%
Banking – 2.3%
Ally Financial, Inc. 4.125%, 3/30/20	U.S.$	321	$328,054
8.00%, 11/01/31		192	228,300
Banco Bilbao Vizcaya Argentaria SA 8.875%, 4/14/21(a)(l)	EUR	200	247,816
Banco Santander SA 6.25%, 3/12/19(a)(l)		200	220,381
Barclays PLC 8.00%, 12/15/20(l)		200	240,191
Citigroup, Inc. 5.95%, 1/30/23(l)	U.S.$	151	158,872
Credit Suisse Group AG 6.25%, 12/18/24(a)(l)		208	217,110
Intesa Sanpaolo SpA 5.71%, 1/15/26(a)		200	196,880
National Westminster Bank PLC 1.82% (EURIBOR 3 Month + 2.15%), 7/05/17(l)(m)	EUR	200	203,326
Royal Bank of Scotland Group PLC 3.625%, 3/25/24(a)		271	302,807
8.625%, 8/15/21(l)	U.S.$	200	216,007
Series U 7.64%, 9/30/17(l)		3,300	3,086,513
Standard Chartered PLC 2.68% (LIBOR 3 Month + 1.51%), 1/30/27(a)(l)(m)		1,200	1,008,022
7.50%, 4/02/22(a)(l)		335	357,210
UBS Group AG 7.00%, 2/19/25(a)(l)		200	220,197

			7,231,686

Brokerage – 0.1%
Lehman Brothers Holdings, Inc. Zero Coupon, 1/12/12(d)		440	23,980
Zero Coupon (LIBOR 3 Month + 0.14%), 5/25/10(d)(m)		435	23,707
LPL Holdings, Inc. 5.75%, 9/15/25(a)		59	59,790

			107,477

Finance – 0.6%
CIT Group, Inc. 5.50%, 2/15/19(a)		134	141,670
Lincoln Finance Ltd. 7.375%, 4/15/21(a)		200	213,448

abfunds.com	AB UNCONSTRAINED BOND FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Navient Corp. 5.875%, 3/25/21	U.S.$	660	$682,455
6.625%, 7/26/21		752	796,633
SLM Corp. 5.125%, 4/05/22		31	31,543

			1,865,749

Insurance – 0.2%
Liberty Mutual Group, Inc. 7.80%, 3/15/37(a)		507	587,579

REITS – 0.0%
MPT Operating Partnership LP/MPT Finance Corp. 5.25%, 8/01/26		86	88,244
5.50%, 5/01/24		8	8,314

			96,558

			9,889,049

Utility – 0.3%
Electric – 0.3%
Calpine Corp. 5.75%, 1/15/25		200	194,312
ContourGlobal Power Holdings SA 5.125%, 6/15/21(a)	EUR	164	189,399
Dynegy, Inc. 7.625%, 11/01/24	U.S.$	390	359,257
Talen Energy Supply LLC 4.625%, 7/15/19(a)		49	48,317
6.50%, 5/01/18		180	183,117

			974,402

Total Corporates – Non-Investment Grade (cost $52,623,319)			52,549,460

COLLATERALIZED MORTGAGE OBLIGATIONS – 14.2%
Risk Share Floating Rate – 7.0%
Bellemeade Re II Ltd. Series 2016-1A, Class M2A 5.491% (LIBOR 1 Month + 4.50%), 4/25/26(f)(m)		1,130	1,137,369
Series 2016-1A, Class M2B 7.491% (LIBOR 1 Month + 6.50%), 4/25/26(f)(m)		2,697	2,769,480
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN3, Class M3 4.991% (LIBOR 1 Month + 4.00%), 8/25/24(m)		3,720	4,047,770

26 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2015-DNA1, Class B 10.191% (LIBOR 1 Month + 9.20%), 10/25/27(m)	U.S.$	499	$629,441
Series 2015-HQ1, Class B 11.741% (LIBOR 1 Month + 10.75%), 3/25/25(m)		1,166	1,494,575
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 2M2 5.991% (LIBOR 1 Month + 5.00%), 11/25/24(m)		1,343	1,507,011
Series 2015-C02, Class 1M2 4.991% (LIBOR 1 Month + 4.00%), 5/25/25(m)		896	970,578
Series 2015-C03, Class 1M2 5.991% (LIBOR 1 Month + 5.00%), 7/25/25(m)		686	761,324
Series 2015-C03, Class 2M2 5.991% (LIBOR 1 Month + 5.00%), 7/25/25(m)		4,185	4,659,517
Series 2015-C04, Class 1M2 6.691% (LIBOR 1 Month + 5.70%), 4/25/28(m)		1,019	1,163,569
Series 2015-C04, Class 2M2 6.541% (LIBOR 1 Month + 5.55%), 4/25/28(m)		1,549	1,746,133
Series 2016-C02, Class 1M2 6.991% (LIBOR 1 Month + 6.00%), 9/25/28(m)		749	873,696

			21,760,463

Non-Agency Fixed Rate – 4.4%
Alternative Loan Trust Series 2005-11CB, Class 2A7 5.50%, 6/25/35		965	940,556
Series 2005-86CB, Class A8 5.50%, 2/25/36		551	493,560
Series 2005-J14, Class A7 5.50%, 12/25/35		315	264,950
Series 2006-16CB, Class A6 6.00%, 6/25/36		1,899	1,541,995
Series 2006-24CB, Class A1 6.00%, 6/25/36		884	737,223
Series 2006-24CB, Class A11 5.75%, 6/25/36		492	408,990
Series 2006-32CB, Class A5 6.00%, 11/25/36		1,286	1,098,400

abfunds.com	AB UNCONSTRAINED BOND FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2006-J1, Class 1A11 5.50%, 2/25/36	U.S.$	577	$514,530
BCAP LLC Trust Series 2009-RR10, Class 10A2 6.00%, 1/26/38(a)		2,754	2,254,334
CitiMortgage Alternative Loan Trust Series 2006-A4, Class 1A3 6.00%, 9/25/36		265	243,011
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-6, Class A1 6.00%, 4/25/36		521	463,590
Series 2006-9, Class A2 6.00%, 5/25/36		706	594,357
Series 2007-4, Class 1A39 6.00%, 5/25/37		403	333,710
GSR Mortgage Loan Trust Series 2006-9F, Class 4A1 6.50%, 10/25/36		561	466,170
JP Morgan Mortgage Trust Series 2007-S3, Class 1A45 6.00%, 8/25/37		1,540	1,358,468
Morgan Stanley Mortgage Loan Trust Series 2007-6XS, Class 2A5S 6.00%, 2/25/47		864	580,832
Residential Accredit Loans, Inc. Trust Series 2005-QA10, Class A31 4.11%, 9/25/35		355	299,444
Wells Fargo Mortgage Backed Securities Trust Series 2005-17, Class 2A1 5.50%, 1/25/36		463	455,354
Series 2007-8, Class 2A6 6.00%, 7/25/37		280	279,518
Series 2007-10, Class 1A7 6.00%, 7/25/37		376	371,097

			13,700,089

Agency Fixed Rate – 2.2%
Federal Home Loan Mortgage Corp. REMICs Series 4451, Class CI 7.00%, 3/15/45(n)		2,421	629,208
Federal National Mortgage Association REMICs Series 2015-22, Class EI 6.00%, 4/25/45(n)		2,608	589,898

28 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2015-33, Class AI 5.00%, 6/25/45(n)	U.S.$	5,828	$1,181,939
Series 2016-26, Class IO 5.00%, 5/25/46(n)		3,245	657,680
Series 2016-33, Class NI 5.00%, 7/25/34(n)		6,386	1,309,148
Government National Mortgage Association Series 2016-47, Class IK 4.00%, 4/20/46(n)		4,830	911,595
Series 2016-111, Class PI 3.50%, 6/20/45(n)		8,420	1,359,513

			6,638,981

Non-Agency Floating Rate – 0.6%
Alternative Loan Trust Series 2006-19CB, Class A3 6.00% (LIBOR 1 Month + 1.00%), 8/25/36(m)		1,535	1,336,625
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 1.181% (LIBOR 1 Month + 0.19%), 12/25/36(m)		603	368,797
GreenPoint Mortgage Funding Trust Series 2006-AR2, Class 4A1 2.662% (12MTA + 2.00%), 3/25/36(m)		248	210,616

			1,916,038

Total Collateralized Mortgage Obligations (cost $43,105,512)			44,015,571

CORPORATES – INVESTMENT GRADE – 4.0%
Industrial – 1.9%
Basic – 0.3%
Equate Petrochemical BV 3.00%, 3/03/22(a)		653	648,919
Lubrizol Corp. (The) 8.875%, 2/01/19		155	173,650

			822,569

Capital Goods – 0.1%
Embraer Netherlands Finance BV 5.40%, 2/01/27		99	102,581
Republic Services, Inc. 5.25%, 11/15/21		200	223,136

			325,717

abfunds.com	AB UNCONSTRAINED BOND FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Media – 0.2%
21st Century Fox America, Inc. 4.00%, 10/01/23	U.S.$	77	$80,961
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 7/23/25		220	235,356
6.484%, 10/23/45		181	211,904
Time Warner, Inc. 4.05%, 12/15/23		58	60,511
Viacom, Inc. 4.375%, 3/15/43		150	133,103

			721,835

Communications - Telecommunications – 0.2%
AT&T, Inc. 5.45%, 3/01/47		93	95,993
Qwest Corp. 6.75%, 12/01/21		67	74,186
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 3.36%, 9/20/21(a)		521	525,585

			695,764

Consumer Cyclical - Automotive – 0.0%
General Motors Co. 6.25%, 10/02/43		87	95,679

Consumer Cyclical - Retailers – 0.1%
AutoNation, Inc. 4.50%, 10/01/25		130	135,177

Consumer Non-Cyclical – 0.0%
Altria Group, Inc. 9.25%, 8/06/19		34	39,321

Energy – 0.5%
EQT Corp. 8.125%, 6/01/19		35	38,990
Husky Energy, Inc. 7.25%, 12/15/19		84	94,581
Kinder Morgan, Inc./DE Series G 7.75%, 1/15/32		310	392,444
Noble Energy, Inc. 8.25%, 3/01/19		153	169,695

30 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

			Principal Amount (000)	U.S. $ Value

Plains All American Pipeline LP/PAA Finance Corp. 3.85%, 10/15/23	U.S.$		221	$224,077
8.75%, 5/01/19			345	386,481
Spectra Energy Capital LLC 8.00%, 10/01/19			170	190,930

				1,497,198

Technology – 0.5%
Agilent Technologies, Inc. 5.00%, 7/15/20			28	30,212
Dell International LLC/EMC Corp. 6.02%, 6/15/26(a)			320	351,966
8.35%, 7/15/46(a)			47	60,807
Micron Technology, Inc. 7.50%, 9/15/23			307	343,433
Motorola Solutions, Inc. 7.50%, 5/15/25			181	215,750
Seagate HDD Cayman 4.75%, 1/01/25			99	96,584
Western Digital Corp. 7.375%, 4/01/23(a)			321	351,018

				1,449,770

				5,783,030

Financial Institutions – 1.7%
Banking – 0.9%
BPCE SA 5.70%, 10/22/23(a)			200	216,721
Deutsche Bank AG Series G 3.375%, 5/12/21			127	127,779
Goldman Sachs Group, Inc. (The) 2.35%, 11/15/21			693	682,705
HSBC Holdings PLC 6.00%, 9/29/23(a)(l)		EUR	200	240,636
Lloyds Banking Group PLC 4.50%, 11/04/24		U.S.$	200	207,259
Macquarie Group Ltd. 7.625%, 8/13/19(a)			115	127,696
Morgan Stanley 4.10%, 5/22/23			212	220,185
Series G 5.50%, 7/24/20			175	191,350
Nationwide Building Society 4.00%, 9/14/26(a)			250	247,257

abfunds.com	AB UNCONSTRAINED BOND FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Standard Chartered Bank 5.875%, 9/26/17(a)	EUR	100	$111,436
Sumitomo Mitsui Banking Corp. 1.966%, 1/11/19	U.S.$	358	357,869
Wells Fargo & Co. 4.125%, 8/15/23		213	224,600

			2,955,493

Finance – 0.1%
International Lease Finance Corp. 5.875%, 4/01/19		117	124,591
8.25%, 12/15/20		110	129,840

			254,431

Insurance – 0.5%
Aetna, Inc. 6.75%, 12/15/37		257	346,573
Allied World Assurance Co. Holdings Ltd. 5.50%, 11/15/20		180	194,587
Anthem, Inc. 5.875%, 6/15/17		20	20,101
7.00%, 2/15/19		45	48,784
Chubb Corp. (The) 3.408% (LIBOR 3 Month + 2.25%), 4/15/37(m)		475	469,635
Cigna Corp. 5.125%, 6/15/20		90	97,373
Humana, Inc. 6.30%, 8/01/18		25	26,335
Lincoln National Corp. 8.75%, 7/01/19		15	17,037
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(a)		165	269,091

			1,489,516

REITS – 0.2%
American Tower Corp. 5.05%, 9/01/20		140	151,183
VEREIT Operating Partnership LP 4.875%, 6/01/26		88	93,379
Welltower, Inc. 4.95%, 1/15/21		86	92,566
Weyerhaeuser Co. 7.375%, 3/15/32		204	273,097

			610,225

			5,309,665

32 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Utility – 0.4%
Electric – 0.1%
Duke Energy Corp. 3.95%, 10/15/23	U.S.$	212	$223,509
Exelon Corp. 5.15%, 12/01/20		180	194,235
TECO Finance, Inc. 5.15%, 3/15/20		55	58,638

			476,382

Natural Gas – 0.3%
GNL Quintero SA 4.634%, 7/31/29(a)		836	869,440

			1,345,822

Total Corporates – Investment Grade (cost $11,680,422)			12,438,517

AGENCIES – 2.3%
Agency Debentures – 2.3%
Federal National Mortgage Association 1.875%, 9/24/26 (cost $7,549,530)		7,595	7,155,872

EMERGING MARKETS – TREASURIES – 2.3%
Argentina – 0.5%
Argentine Bonos del Tesoro 15.50%, 10/17/26	ARS	10,059	723,028
16.00%, 10/17/23		10,316	718,947

			1,441,975

Brazil – 1.1%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/21	BRL	10,855	3,429,441

Dominican Republic – 0.2%
Dominican Republic International Bond 15.95%, 6/04/21(f)	DOP	27,000	681,412

Turkey – 0.5%
Turkey Government Bond 10.60%, 2/11/26	TRY	1,262	361,613
11.00%, 2/24/27		3,869	1,156,872

			1,518,485

Total Emerging Markets – Treasuries (cost $6,913,379)			7,071,313

abfunds.com	AB UNCONSTRAINED BOND FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

QUASI-SOVEREIGNS – 0.9%
Quasi-Sovereign Bonds – 0.9%
Mexico – 0.9%
Petroleos Mexicanos 5.375%, 3/13/22(a)	U.S.$	212	$222,070
Series 14-2 7.47%, 11/12/26	MXN	55,570	2,579,838

Total Quasi-Sovereigns (cost $3,981,356)			2,801,908

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.8%
Non-Agency Fixed Rate CMBS – 0.6%
Banc of America Commercial Mortgage Trust Series 2007-3, Class AJ 5.85%, 6/10/49	U.S.$	189	190,325
Series 2007-5, Class AM 5.772%, 2/10/51		343	349,671
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW13, Class AJ 5.611%, 9/11/41		39	39,390
COBALT CMBS Commercial Mortgage Trust Series 2007-C3, Class AM 5.99%, 5/15/46		775	786,769
DBUBS Mortgage Trust Series 2011-LC2A, Class E 5.727%, 7/10/44(a)		600	556,198

			1,922,353

Non-Agency Floating Rate CMBS – 0.2%
CGBAM Commercial Mortgage Trust Series 2016-IMC, Class C 4.944% (LIBOR 1 Month + 3.95%), 11/15/21(a)(m)		429	429,164

Total Commercial Mortgage-Backed Securities (cost $2,379,393)			2,351,517

GOVERNMENTS – SOVEREIGN BONDS – 0.6%
Hungary – 0.2%
Hungary Government International Bond 6.375%, 3/29/21		510	576,300

34 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mexico – 0.4%
Mexico Government International Bond 4.125%, 1/21/26	U.S.$	1,233	$1,279,238

Total Governments – Sovereign Bonds (cost $1,737,642)			1,855,538

EMERGING MARKETS – CORPORATE BONDS – 0.6%
Industrial – 0.6%
Communications - Telecommunications – 0.2%
Columbus Cable Barbados Ltd. 7.375%, 3/30/21(a)		200	214,250
Digicel Group Ltd. 8.25%, 9/30/20(a)		335	306,944

			521,194

Consumer Cyclical - Entertainment – 0.0%
Silversea Cruise Finance Ltd. 7.25%, 2/01/25(a)		84	89,020

Consumer Non-Cyclical – 0.0%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18(d)(f)(j)		804	63,315

Energy – 0.4%
Petrobras Global Finance BV 8.375%, 5/23/21		965	1,089,741

Total Emerging Markets – Corporate Bonds (cost $2,005,019)			1,763,270

EMERGING MARKETS – SOVEREIGNS – 0.5%
Argentina – 0.3%
Argentine Republic Government International Bond 6.875%, 1/26/27		945	996,502

Ecuador – 0.1%
Ecuador Government International Bond 9.65%, 12/13/26(a)		275	279,813

Gabon – 0.1%
Gabon Government International Bond 6.95%, 6/16/25(a)		360	355,500

Total Emerging Markets – Sovereigns (cost $1,532,590)			1,631,815

abfunds.com	AB UNCONSTRAINED BOND FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BANK LOANS – 0.4%
Industrial – 0.4%
Energy – 0.3%
California Resources Corporation 11.375% (LIBOR 3 Month + 10.38%), 12/31/21(o)	U.S.$	962	$1,057,220

Technology – 0.1%
Avaya Inc. 5/29/20(k)(p)		400	333,500

Total Bank Loans (cost $1,284,685)			1,390,720

INFLATION-LINKED SECURITIES – 0.4%
Brazil – 0.4%
Brazil Notas do Tesouro Nacional Series B 6.00%, 8/15/50 (cost $1,114,507)	BRL	1,150	1,186,750

WHOLE LOAN TRUSTS – 0.3%
Performing Asset – 0.3%
Deutsche Bank Mexico SA 8.00%, 10/31/34(e)(i)(k)	MXN	19,244	654,248
Recife Funding Zero Coupon, 11/05/29(e)(k)	U.S.$	530	446,822

Total Whole Loan Trusts (cost $1,644,774)			1,101,070

		Contracts
OPTIONS PURCHASED – PUTS – 0.3%
Options on Funds and Investment Trusts – 0.2%
SPDR S&P 500 ETF Trust Expiration: Jan 2018, Exercise Price: $ 226.00(d)(q)		908	605,182

Options on Indices – 0.1%
CBOE S&P 500 Index Expiration: May 2017, Exercise Price: $ 2,385.00(d)(q)		29	25,085
S&P 500 Index Expiration: May 2017, Exercise Price: $ 2,340.00(d)(q)		38	30,590
S&P 500 Index Expiration: May 2017, Exercise Price: $ 2,350.00(d)(q)		60	57,300

36 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Contracts	U.S. $ Value

S&P 500 Index Expiration: May 2017, Exercise Price: $ 2,385.00(d)(q)	53	$101,495
S&P 500 Index Expiration: Jul 2017, Exercise Price: $ 1.00(d)(r)	13,900,000	8,799
S&P 500 Index Expiration: Jul 2017, Exercise Price: $ 1.00(d)(r)	7,900,000	5,001

		228,270

Options on Forward Contracts – 0.0%
EUR/JPY/AUD Expiration: Jun 2017, Exercise Price: $ 1.05(d)(r)	11,740,000	716

Total Options Purchased – Puts (premiums paid $1,815,505)		834,168

	Shares
COMMON STOCKS – 0.2%
Consumer Discretionary – 0.1%
Media – 0.1%
Gray Television, Inc.(d)	4,432	64,929
Nexstar Media Group, Inc. – Class A	1,362	93,978
Sinclair Broadcast Group, Inc. – Class A	1,573	62,055

		220,962

Energy – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
SandRidge Energy, Inc.(d)	3,719	68,504
Peabody Energy Corp.(d)	5,884	149,512
Peabody Energy Corp.(d)(e)(k)	275	6,985

		225,001

Health Care – 0.0%
Pharmaceuticals – 0.0%
Endo International PLC(d)	5,847	66,480
Horizon Pharma PLC(d)	2,804	43,126
Valeant Pharmaceuticals International, Inc.(d)	1,349	12,478

		122,084

Materials – 0.0%
Paper & Forest Products – 0.0%
Resolute Forest Products, Inc.(d)	48	300

Total Common Stocks (cost $658,476)		568,347

abfunds.com	AB UNCONSTRAINED BOND FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS – REGIONAL BONDS – 0.1%
Argentina – 0.1%
Provincia de Buenos Aires/Argentina 9.125%, 3/16/24(a) (cost $344,942)	U.S.$	388	$439,410

ASSET-BACKED SECURITIES – 0.1%
Autos - Fixed Rate – 0.1%
Flagship Credit Auto Trust Series 2016-2, Class D 8.56%, 11/15/23(a)		350	379,746

Home Equity Loans - Fixed Rate – 0.0%
Nationstar NIM Ltd. Series 2007-A, Class A 9.79%, 3/25/37(e)(f)		3	– 0	–

Total Asset-Backed Securities (cost $370,639)			379,746

		Shares
PREFERRED STOCKS – 0.1%
Financial Institutions – 0.1%
Banking – 0.1%
Morgan Stanley 5.85%		4,375	115,413

Industrial – 0.0%
Basic – 0.0%
Peabody Energy Corp. 0.00%(d)(k)		1,964	108,020

Total Preferred Stocks (cost $158,475)			223,433

		Principal Amount (000)
LOCAL GOVERNMENTS – US MUNICIPAL BONDS – 0.0%
United States – 0.0%
Alameda Corridor Transportation Authority NATL Series 1999C 6.60%, 10/01/29 (cost $111,596)	U.S.$	100	124,121

38 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

WARRANTS – 0.0%
Peabody Energy Corp., expiring 7/03/17(d)(e)(k)		276	$7,010
Peabody Energy Corp., expiring 7/03/17(d)(e)(k)		16	406
SandRidge Energy, Inc., B-CW22, expiring 10/04/22(d)		544	305
SandRidge Energy, Inc., A-CW22, expiring 10/04/22(d)		1,292	1,292

Total Warrants (cost $688)			9,013

		Principal Amount (000)
SHORT-TERM INVESTMENTS – 31.3%
Governments – Treasuries – 17.1%
Japan – 12.0%
Japan Treasury Discount Bill Series 660 Zero Coupon, 5/01/17	JPY	2,060,000	18,479,479
Series 669 Zero Coupon, 6/12/17		2,080,000	18,661,430

			37,140,909

United States – 5.1%
U.S. Treasury Bill Zero Coupon, 5/11/17	U.S.$	7,000	6,998,707
Zero Coupon, 6/29/17(b)		8,950	8,939,219

			15,937,926

Total Governments – Treasuries (cost $52,329,134)			53,078,835

		Shares
Investment Companies – 13.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.57%(s)(t) (cost $43,074,262)		43,074,262	43,074,262

abfunds.com	AB UNCONSTRAINED BOND FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CORPORATES – INVESTMENT GRADE – 0.1%
Financial Institutions – 0.1%
Banking – 0.1%
HSBC Bank PLC Zero Coupon, 11/02/17 (cost $395,072)	EGP	7,775	$393,919

Governments – Sovereign Bonds – 0.1%
Egypt – 0.1%
Citigroup Global Markets Holdings, Inc./United States Series E Zero Coupon, 3/08/18(a) (cost $375,912)		7,627	362,428

Time Deposits – 0.1%
BBH Grand Cayman
0.01%, 5/02/17	SGD	1	603
0.05%, 5/02/17	NOK	93	10,789
Deutsche Bank, Grand Cayman 0.42%, 5/01/17	U.S.$	273	273,445
DNB, Oslo (0.575)%, 5/02/17	EUR	61	66,055

Total Time Deposits (cost $350,910)			350,892

Total Short-Term Investments (cost $96,525,290)			97,260,336

Total Investments – 93.7% (cost $291,624,666)			291,075,481
Other assets less liabilities – 6.3%			19,429,436

Net Assets – 100.0%			$310,504,917

FUTURES (see Note D)

Type	Number of Contracts	Expiration Month	Original Value	Value at April 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	37	June 2017	$3,490,210	$3,593,947	$103,737
10 Yr Canadian Bond Futures	328	June 2017	32,679,323	33,534,068	854,745
90 Day Sterling Futures	1,747	December 2017	281,453,381	281,707,936	254,555

40 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Type	Number of Contracts	Expiration Month	Original Value	Value at April 30, 2017	Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	278	June 2017	$10,120,243	$10,624,334	$504,091
Nikkei 225 (CME) Futures	56	June 2017	5,401,200	5,385,800	(15,400)
STOXX 600 Bank Futures	261	June 2017	2,443,621	2,580,287	136,666
U.S. T-Note 2 Yr (CBT) Futures	147	June 2017	31,773,312	31,841,578	68,266
U.S. Ultra Bond (CBT) Futures	226	June 2017	36,278,922	36,823,875	544,953
U.S. Ultra Bond 10 Yr Futures	760	June 2017	100,970,688	102,944,375	1,973,687

Sold Contracts
90 Day Sterling Futures	1,747	December 2019	280,095,752	280,746,282	(650,530)
Euro Buxl 30 Yr Bond Futures	62	June 2017	11,075,000	11,424,491	(349,491)
Euro-Bono Futures	91	June 2017	13,562,101	13,686,368	(124,267)
Euro-Bund Futures	99	June 2017	17,393,583	17,446,468	(52,885)
Long Gilt Futures	148	June 2017	24,032,759	24,588,024	(555,265)
S&P 500 E-Mini Futures	38	June 2017	4,496,550	4,522,950	(26,400)
U.S. Long Bond (CBT) Futures	6	June 2017	897,379	917,813	(20,434)
U.S. T-Note 5 Yr (CBT) Futures	39	June 2017	4,584,336	4,617,844	(33,508)

					$2,612,520

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	JPY	470,309	USD	4,209	5/08/17	$(10,847)
Australia and New Zealand Banking Group Ltd.	AUD	1,899	USD	1,455	5/24/17	33,698
Australia and New Zealand Banking Group Ltd.	AUD	13,805	USD	10,297	7/28/17	(25,010)
Bank of America, NA	JPY	1,540,695	USD	13,630	5/08/17	(193,701)
Barclays Bank PLC	EUR	5,274	USD	5,766	7/28/17	(5,041)
BNP Paribas SA	USD	1,421	MXN	27,136	6/16/17	9,557
BNP Paribas SA	ZAR	27,277	USD	2,052	7/28/17	41,133
Brown Brothers Harriman & Co.	JPY	52,909	USD	463	5/11/17	(12,121)
Brown Brothers Harriman & Co.	GBP	105	USD	136	5/18/17	98
Brown Brothers Harriman & Co.	USD	310	GBP	253	5/18/17	18,458
Brown Brothers Harriman & Co.	SEK	13,092	USD	1,475	5/24/17	(4,734)
Brown Brothers Harriman & Co.	USD	609	GBP	489	5/24/17	24,221
Brown Brothers Harriman & Co.	GBP	470	USD	605	7/28/17	(4,569)
Brown Brothers Harriman & Co.	NOK	1,078	USD	126	7/28/17	(23)

abfunds.com	AB UNCONSTRAINED BOND FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	BRL	21,607	USD	6,817	5/24/17	$50,606
Citibank, NA	GBP	4,213	USD	5,245	5/24/17	(214,379)
Citibank, NA	RUB	61,210	USD	1,058	5/24/17	(11,128)
Citibank, NA	USD	8,506	CZK	210,209	5/24/17	33,766
Citibank, NA	EUR	2,136	USD	2,272	7/13/17	(63,116)
Credit Suisse International	USD	1,543	EUR	1,409	5/24/17	(5,765)
Goldman Sachs Bank USA	EUR	13,837	USD	14,910	5/24/17	(179,951)
Goldman Sachs Bank USA	JPY	591,223	USD	5,336	5/24/17	27,500
Goldman Sachs Bank USA	USD	2,488	BRL	7,995	7/28/17	(20,620)
HSBC Bank USA	CAD	4,658	USD	3,486	5/24/17	71,935
JPMorgan Chase Bank, NA	CAD	1,116	USD	837	5/24/17	19,047
JPMorgan Chase Bank, NA	TWD	85,780	USD	2,832	5/24/17	(10,108)
JPMorgan Chase Bank, NA	USD	1,473	INR	96,866	5/24/17	29,938
JPMorgan Chase Bank, NA	JPY	1,395,664	USD	12,546	7/28/17	(20,039)
JPMorgan Chase Bank, NA	MXN	48,723	USD	2,520	7/28/17	(30,966)
Morgan Stanley Capital Services LLC	JPY	571,805	USD	5,008	6/14/17	(130,590)
Morgan Stanley Capital Services LLC	CAD	18,243	USD	13,452	7/28/17	69,411
Nomura Global Financial Products, Inc.	USD	835	EUR	777	5/24/17	12,986

						$(500,354)

CALL OPTIONS WRITTEN (see Note D)

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
ProShares Short S&P 500(q)	5,700	$36.00	January 2018	$1,293,639	$(555,750)

PUT OPTIONS WRITTEN (see Note D)

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Euro STOXX 50 Index(r)	1,220	$3,375.00	May 2017	$141,696	$(22,238)

INTEREST RATE SWAPTIONS WRITTEN (see Note D)

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)		Premiums	Market Value
Put - OTC -1 Year Interest Rate Swap	6 Month EURIBOR	Citibank, NA	0.38%	5/10/17	EUR	1,010	$4,472	$(5,637)
Call - OTC -1 Year Interest Rate Swap	6 Month LIBOR	Goldman Sachs International	1.12	5/10/17	GBP	630	5,398	(2,048)

42 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
Call - OTC -1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs International	1.98%	5/19/17	$31,250	$110,156	$(118,319)
Call - OTC -1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	1.95	5/05/17	15,625	28,906	(28,906)
Call - OTC -1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	1.90	5/19/17	42,500	214,625	(79,269)

						$363,557	$(234,179)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at April 30, 2017	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)%	3.28%		$3,959	$(324,127)	$(77,106)
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)	3.28		5,120	(419,179)	(103,364)
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)	3.28		7,681	(628,850)	(159,215)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.32		37,500	(704,181)	(328,564)
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	(1.00)	0.42		12,660	(276,127)	(173,357)
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	(1.00)	0.42		16,710	(363,998)	(270,506)
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	(1.00)	0.42		36,570	(796,611)	(594,861)
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	(1.00)	0.47		30,100	(672,261)	(332,354)
iTraxx Crossover Series 26, 5 Year Index, 12/20/21*	(5.00)	2.42	EUR	27,080	(3,440,607)	(778,947)

abfunds.com	AB UNCONSTRAINED BOND FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at April 30, 2017	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Senior Financials Series 23, 5 Year Index, 6/20/20*	(1.00)%	0.46%	EUR	10,160	$(201,934)	$(87,494)
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	(1.00)	0.47		$25,820	(576,670)	(278,286)

Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	5.00	0.90		1,843	96,926	82,350
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	5.00	0.90		1,587	83,486	47,406
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.42		39,970	870,675	877,973
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.42		25,970	566,431	461,528
iTraxx Europe Series 26, 5 Year Index, 12/20/21*	1.00	0.60	EUR	93,410	2,009,881	691,664
iTraxx Europe Series 26, 5 Year Index, 12/20/21*	1.00	0.60		33,580	722,533	252,341
Norske Skogindustrier, 7.00%, 6/26/17, 6/20/20*	5.00	114.35		173	(156,010)	(155,291)
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00	0.47		$55,920	1,248,931	657,146

					$(2,961,692)	$(268,937)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)
				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	GBP	115,320	5/21/18	6 Month LIBOR	0.780%	$577,385

44 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	GBP	115,320	2/20/19	0.878%	6 Month LIBOR	$(965,140)
Citigroup Global Markets, Inc./(CME Group)		$31,700	12/14/20	1.663%	3 Month LIBOR	4,406
Citigroup Global Markets, Inc./(CME Group)	CAD	44,120	11/07/21	3 Month CDOR	1.050%	(366,653)
Citigroup Global Markets, Inc./(CME Group)		59,390	11/14/21	3 Month CDOR	1.303%	40,971
Citigroup Global Markets, Inc./(CME Group)		31,880	12/05/21	3 Month CDOR	1.398%	122,597
Citigroup Global Markets, Inc./(CME Group)	GBP	1,110	1/09/22	6 Month LIBOR	0.911%	10,753
Citigroup Global Markets, Inc./(CME Group)		$45,890	4/10/22	3 Month LIBOR	1.994%	139,697
Citigroup Global Markets, Inc./(CME Group)		36,830	7/13/22	3 Month LIBOR	2.056%	377,801
Citigroup Global Markets, Inc./(CME Group)	MXN	117,100	9/11/26	4 Week TIIE	6.290%	(498,932)
Citigroup Global Markets, Inc./(CME Group)		$3,630	3/07/46	2.173%	3 Month LIBOR	296,775
Citigroup Global Markets, Inc./(CME Group)	CAD	8,570	11/07/46	1.868%	3 Month CDOR	591,450
Citigroup Global Markets, Inc./(CME Group)		12,040	11/14/46	2.182%	3 Month CDOR	181,324
Citigroup Global Markets, Inc./(CME Group)		8,010	12/05/46	2.310%	3 Month CDOR	(51,819)
Citigroup Global Markets, Inc./(CME Group)		$12,010	1/17/47	2.466%	3 Month LIBOR	167,103
Citigroup Global Markets, Inc./(CME Group)		6,370	2/03/47	2.724%	3 Month LIBOR	(257,490)
Citigroup Global Markets, Inc./(CME Group)	CAD	12,130	2/22/47	2.413%	3 Month CDOR	(264,829)

abfunds.com	AB UNCONSTRAINED BOND FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)		$10,030	4/10/47	2.643%	3 Month LIBOR	$(194,039)
Citigroup Global Markets, Inc./(CME Group)		10,160	4/27/47	2.573%	3 Month LIBOR	(32,988)
Citigroup Global Markets, Inc./(LCH Group)	GBP	1,110	1/09/22	0.981%	6 Month LIBOR	(15,788)
Morgan Stanley & Co. LLC/(LCH Group)		1,180	4/20/22	0.941%	6 Month LIBOR	(11,232)
Morgan Stanley & Co. LLC/(LCH Group)		1,180	4/20/22	6 Month LIBOR	0.941%	(1,767)
Morgan Stanley & Co. LLC/(LCH Group)		1,180	4/21/22	6 Month LIBOR	0.954%	(3,076)
Morgan Stanley & Co. LLC/(LCH Group)		1,180	4/21/22	0.954%	6 Month LIBOR	(12,204)
Morgan Stanley & Co. LLC/(LCH Group)		1,180	4/24/22	0.920%	6 Month LIBOR	(9,531)
Morgan Stanley & Co. LLC/(LCH Group)		1,180	4/24/22	6 Month LIBOR	0.920%	77
Morgan Stanley & Co. LLC/(LCH Group)		1,180	4/24/22	0.930%	6 Month LIBOR	(10,288)
Morgan Stanley & Co. LLC/(LCH Group)		1,180	4/24/22	6 Month LIBOR	0.930%	118
Morgan Stanley & Co. LLC/(LCH Group)		1,170	4/27/22	0.917%	6 Month LIBOR	(9,187)
Morgan Stanley & Co. LLC/(LCH Group)		1,170	4/27/22	6 Month LIBOR	0.917%	(897)
Morgan Stanley & Co. LLC/(LCH Group)		1,170	4/28/22	6 Month LIBOR	0.925%	(498)
Morgan Stanley & Co. LLC/(LCH Group)		1,170	4/28/22	6 Month LIBOR	0.870%	(233)
Morgan Stanley & Co. LLC/(LCH Group)		1,170	4/28/22	6 Month LIBOR	0.906%	(369)

46 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(LCH Group)	GBP	1,170	4/28/22	0.870%	6 Month LIBOR	$(5,629)
Morgan Stanley & Co. LLC/(LCH Group)		1,170	4/28/22	0.906%	6 Month LIBOR	(8,333)
Morgan Stanley & Co. LLC/(LCH Group)		1,170	4/28/22	0.925%	6 Month LIBOR	(9,760)
Morgan Stanley & Co. LLC/(LCH Group)		810	2/28/24	6 Month LIBOR	1.251%	668
Morgan Stanley & Co. LLC/(LCH Group)		810	2/29/24	1.251%	6 Month LIBOR	(23,145)
Morgan Stanley & Co. LLC/(LCH Group)	EUR	250	2/08/47	6 Month EURIBOR	1.298%	(6,915)
Morgan Stanley & Co. LLC/(LCH Group)		250	2/08/47	1.426%	6 Month EURIBOR	(1,997)
Morgan Stanley & Co. LLC/(LCH Group)		250	2/08/47	1.425%	6 Month EURIBOR	(1,927)
Morgan Stanley & Co. LLC/(LCH Group)		250	2/08/47	6 Month EURIBOR	1.293%	(7,299)

						$(260,840)

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at April 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
LCDX-NA Series 20, 5 Year Index, 6/20/18*	(2.50)%	0.42%	$8,554	$(227,225)	$(65,235)	$(161,990)
BNP Paribas SA
Peruvian Government International Bond, 8.75%, 11/21/33, 6/20/22*	(1.00)	0.98	23,660	(50,970)	56,537	(107,507)

abfunds.com	AB UNCONSTRAINED BOND FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at April 30, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA iTraxx Japan Series 27, 5 Year Index, 6/20/22*	(1.00)%	0.44%	JPY	5,740,190	$(1,540,635)	$(1,384,332)	$(156,303)
Credit Suisse International
BellSouth LLC, 6.55%, 6/15/34, 9/20/19*	(1.00)	0.33		$7,520	(121,883)	(88,133)	(33,750)
Deutsche Bank AG
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	(1.00)	0.58		55,920	(990,753)	806,746	(1,797,499)
iTraxx Japan Series 24, 5 Year Index, 12/20/20*	(1.00)	0.36	JPY	3,720,370	(813,230)	(193,743)	(619,487)
Goldman Sachs International
Australia Government Bond, 4.75%, 4/21/27, 6/20/22*	(1.00)	0.26		$59,350	(2,251,176)	(2,089,463)	(161,713)
Korea International Bond, 7.125%, 4/16/19, 6/20/22*	(1.00)	0.57		29,585	(662,712)	(745,776)	83,064
United Mexican States, 5.95%, 3/19/19, 12/20/19*	(1.00)	0.52		32,970	(426,209)	(103,433)	(322,776)
JPMorgan Chase Bank, NA
Chile Government International Bond, 3.875%, 8/05/20, 6/20/22*	(1.00)	0.73		29,030	(417,467)	(279,314)	(138,153)
Kingdom of Thailand, 6/20/22*	(1.00)	0.56		20,000	(452,030)	(434,977)	(17,053)
Kingdom of Thailand, 6/20/22*	(1.00)	0.56		20,000	(452,031)	(415,911)	(36,120)

Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 6.515%, 5/22/18, 6/20/20*	5.00	5.54		300	(2,823)	8,325	(11,148)

48 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at April 30, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	1.00%	0.58%		$25,820	$457,461	$(22,784)	$480,245
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6/20/20*	5.00	0.86		300	39,665	14,867	24,798
iTraxx Japan Series 24, 5 Year Index, 12/20/20*	1.00	0.36	JPY	3,720,370	815,084	568,693	246,391
United Mexican States, 5.95%, 3/19/19, 12/20/19*	1.00	0.52		$18,350	237,214	(50,309)	287,523
United Mexican States, 5.95%, 3/19/19, 12/20/19*	1.00	0.52		14,620	188,183	(58,625)	246,808
Citibank, NA
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	1.00	0.58		30,100	533,292	(123,567)	656,859
Nabors Industries, Inc., 6.15%, 2/15/18, 6/20/20*	1.00	1.33		300	(2,639)	(22,590)	19,951
Safeway, Inc., 7.25%, 2/01/31, 6/20/20*	1.00	1.30		300	(2,363)	(16,471)	14,108
Staples, Inc., 2.75%, 1/12/18, 6/20/20*	1.00	0.75		300	2,635	(8,031)	10,666
Weatherford International LLC, 4.50%, 4/15/22, 6/20/20*	1.00	2.37		300	(11,904)	(17,497)	5,593
Credit Suisse International
AT&T, Inc., 3.375%, 3/30/20, 9/20/19*	1.00	0.35		7,520	120,695	102,301	18,394
Avon Products, Inc., 6.50%, 3/01/19, 6/20/20*	1.00	2.88		300	(16,604)	(34,897)	18,293

abfunds.com	AB UNCONSTRAINED BOND FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at April 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BBB Series 6, 5/11/63*	3.00%	5.54%	$8,810	$(981,140)	$140,658	$(1,121,798)
Freeport-McMoran Inc., 3.55%, 3/01/22, 6/20/20*	1.00	1.65	300	(5,578)	(14,302)	8,724
Teck Resources Ltd., 3.75%, 2/01/23, 6/20/20*	1.00	0.80	300	2,163	(15,205)	17,368
Transocean Inc., 7.375%, 4/15/18, 6/20/20*	1.00	3.15	300	(18,743)	(42,596)	23,853

				$(7,051,723)	$(4,529,064)	$(2,522,659)

*	Termination date

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$650	4/20/20	3.74%	3 Month LIBOR	$(49,229)
JPMorgan Chase Bank, NA	950	4/26/20	3.77%	3 Month LIBOR	(57,480)

					$(106,709)

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
Euro STOXX 50 Index	30,009	—	EUR	3,160	12/18/20	$287,661
JPMorgan Chase Bank, NA
Euro STOXX 50 Index	30,009	—		3,211	12/18/20	232,091

Pay Total Return on Reference Obligation
Citibank, NA
Euro STOXX 50 Index	30,009	—		3,337	12/15/17	(169,982)
JPMorgan Chase Bank, NA
Euro STOXX 50 Index	30,009	—		3,376	12/15/17	(127,486)
Societe Generale
JPMorgan USD Emerging Markets Bond ETF	52,000	LIBOR Minus 0.50%		$5,875	5/15/17	(102,723)

						$119,561

50 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate market value of these securities amounted to $45,791,309 or 14.7% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Momentive Performance Materials, Inc. 8.875%, 10/15/20	9/09/16	$1	$	– 0	–	0.00%

(d)	Non-income producing security.

(e)	Fair valued by the Adviser.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.70% of net assets as of April 30, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Avaya, Inc. 10.50%, 3/01/21	10/05/16	$287,115	$160,627		0.05%
Bellemeade Re II Ltd. Series 2016-1A, Class M2A 5.491%, 4/25/26	4/29/16	1,129,531	1,137,369		0.37%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B 7.491%, 4/25/26	4/29/16	2,697,254	2,769,480		0.89%
Dominican Republic International Bond 15.95%, 6/04/21	6/14/11	737,881	681,412		0.22%
Exide Technologies 7.00%, 4/30/25	11/10/16	138,343	120,859		0.04%
Golden Energy Offshore Services AS 5.00%, 12/31/17	10/31/14	1,118,272	353,083		0.11%
Nationstar NIM Ltd. Series 2007-A, Class A 9.79%, 3/25/37	4/04/07	3,301	– 0	–	0.00%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	1/23/14	477,436	63,315		0.02%

(g)	Convertible security.

(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at April 30, 2017.

(i)	Variable rate coupon, rate shown as of April 30, 2017.

(j)	Defaulted.

(k)	Illiquid security.

(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(m)	Floating Rate Security. Stated interest/floor rate was in effect at April 30, 2017.

(n)	IO – Interest Only.

(o)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at April 30, 2017.

abfunds.com	AB UNCONSTRAINED BOND FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

(p)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(q)	One contract relates to 100 shares.

(r)	One contract relates to 1 share.

(s)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(t)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of April 30, 2017, the fund’s total exposure to subprime investments was 5.03% of net assets. These investments are valued in accordance with the fund’s Valuation Policies (see Note A for additional details).

Currency Abbreviations:

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CZK – Czech Koruna

DOP – Dominican Peso

EGP – Egyptian Pound

EUR – Euro

GBP – Great British Pound

INR – Indian Rupee

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

12MTA – 12 Month Treasury Average

CBOE – Chicago Board Options Exchange

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

ETF – Exchange Traded Fund

EURIBOR – Euro Interbank Offered Rate

INTRCONX – Inter-Continental Exchange

LCH – London Clearing House

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SPDR – Standard & Poor’s Depository Receipt

TIIE – Banco de México Equilibrium Interbank Interest Rate

See notes to financial statements.

52 | AB UNCONSTRAINED BOND FUND	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

April 30, 2017 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $248,550,404)	$248,001,219
Affiliated issuers (cost $43,074,262)	43,074,262
Cash	2,545,125
Foreign currencies, at value (cost $212,331)	209,308
Cash collateral due from broker	14,560,518
Receivable for capital stock sold	10,415,454
Receivable for investment securities sold	6,598,852
Interest receivable	2,248,875
Unrealized appreciation on credit default swaps	2,162,638
Upfront premiums paid on credit default swaps	1,698,127
Receivable for variation margin on exchange-traded derivatives	544,859
Unrealized appreciation of total return swaps	519,752
Unrealized appreciation on forward currency exchange contracts	442,354
Affiliated dividends receivable	17,040

Total assets	333,038,383

Liabilities
Options written, at value (premiums received $1,435,335)	577,988
Swaptions written, at value (premiums received $363,557)	234,179
Payable for investment securities purchased and foreign currency transactions	6,261,194
Upfront premiums received on credit default swaps	6,227,191
Unrealized depreciation on credit default swaps	4,685,297
Cash collateral received from broker	1,940,000
Unrealized depreciation on forward currency exchange contracts	942,708
Payable for capital stock redeemed	700,707
Unrealized depreciation on total return swaps	400,191
Unrealized depreciation on interest rate swaps	106,709
Advisory fee payable	77,957
Dividends payable	63,486
Payable for variation margin on exchange-traded derivatives	44,853
Payable for newly entered interest rate swaps	34,984
Distribution fee payable	22,708
Administrative fee payable	21,007
Transfer Agent fee payable	5,573
Accrued expenses and other liabilities	186,734

Total liabilities	22,533,466

Net Assets	$310,504,917

Composition of Net Assets
Capital stock, at par	$35,649
Additional paid-in capital	316,857,624
Undistributed net investment income	16,825,834
Accumulated net realized loss on investment and foreign currency transactions	(22,722,392)
Net unrealized depreciation on investments and foreign currency denominated assets and liabilities	(491,798)

$310,504,917

See notes to financial statements.

abfunds.com	AB UNCONSTRAINED BOND FUND | 53

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—24 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$40,514,179	4,645,845	$8.72	*

B	$204,260	23,393	$8.73

C	$18,430,184	2,113,269	$8.72

Advisor	$192,570,874	22,107,871	$8.71

R	$984,985	112,750	$8.74

K	$243,456	27,807	$8.76

I	$47,712,082	5,485,281	$8.70

Z	$9,844,897	1,132,429	$8.69

*	The maximum offering price per share for Class A shares was $9.11, which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended April 30, 2017 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $6,651)	$5,131,353
Dividends
Unaffiliated issuers	1,333
Affiliated issuers	62,564	$5,195,250

Expenses
Advisory fee (see Note B)	696,262
Distribution fee—Class A	50,071
Distribution fee—Class B	1,095
Distribution fee—Class C	99,069
Distribution fee—Class R	2,338
Distribution fee—Class K	285
Transfer agency—Class A	14,465
Transfer agency—Class B	111
Transfer agency—Class C	7,309
Transfer agency—Advisor Class	58,185
Transfer agency—Class R	1,056
Transfer agency—Class K	201
Transfer agency—Class I	4,588
Transfer agency—Class Z	941
Custodian	75,896
Audit and tax	64,137
Registration fees	63,095
Administrative	26,107
Legal	20,499
Printing	19,804
Directors’ fees	12,951
Miscellaneous	45,431

Total expenses before dividend and interest expense	1,263,896
Dividend and interest expense	112,671

Total expenses	1,376,567
Less: expenses waived and reimbursed by the Adviser (see Note B)	(235,427)

Net expenses		1,141,140

Net investment income		4,054,110

See notes to financial statements.

abfunds.com	AB UNCONSTRAINED BOND FUND | 55

STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	$422,959
Swaps	2,794,512
Futures	363,968
Options written	982,913
Swaptions written	190,726
Foreign currency transactions	(15,231,429)
Net change in unrealized appreciation/depreciation on:
Investments	1,552,230
Swaps	(159,605)
Futures	1,637,094
Options written	830,219
Swaptions written	155,842
Foreign currency denominated assets and liabilities	12,944,594

Net gain on investment and foreign currency transactions	6,484,023

Contributions from Affiliates (see Note B)	851

Net Increase in Net Assets from Operations	$10,538,984

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,054,110	$9,389,308
Net realized gain (loss) on investment and foreign currency transactions	(10,476,351)	26,017,024
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	16,960,374	(24,740,796)
Contributions from Affiliates (see Note B)	851	263,677

Net increase in net assets from operations	10,538,984	10,929,213
Dividends to Shareholders from
Net investment income
Class A	(993,034)	(833,579)
Class B	(4,722)	(3,537)
Class C	(427,450)	(275,293)
Advisor Class	(4,095,285)	(4,380,674)
Class R	(21,430)	(14,229)
Class K	(5,493)	(3,680)
Class I	(1,210,810)	(985,783)
Class Z	(246,200)	(111,885)
Capital Stock Transactions
Net increase (decrease)	25,826,708	(67,542,791)

Total increase (decrease)	29,361,268	(63,222,238)
Net Assets
Beginning of period	281,143,649	344,365,887

End of period (including undistributed net investment income of $16,825,834 and $19,776,148, respectively)	$310,504,917	$281,143,649

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

April 30, 2017 (unaudited)

NOTE A

Significant Accounting Policies

AB Unconstrained Bond Fund, Inc. (the “Fund”) was incorporated in the State of Maryland on October 25, 1995 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and asked prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using

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NOTES TO FINANCIAL STATEMENTS (continued)

market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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NOTES TO FINANCIAL STATEMENTS (continued)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS (continued)

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017:

Investments in Securities	Level 1			Level 2	Level 3			Total
Assets:
Governments – Treasuries	$	– 0	–	$53,923,586	$	– 0	–	$53,923,586
Corporates – Non-Investment Grade		– 0	–	51,654,329		895,131	^	52,549,460
Collateralized Mortgage Obligations		– 0	–	44,015,571		– 0	–	44,015,571
Corporates – Investment Grade		– 0	–	12,438,517		– 0	–	12,438,517
Agencies		– 0	–	7,155,872		– 0	–	7,155,872
Emerging Markets – Treasuries		– 0	–	7,071,313		– 0	–	7,071,313

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1			Level 2		Level 3			Total
Quasi-Sovereigns	$	– 0	–	$2,801,908		$	– 0	–	$2,801,908
Commercial Mortgage-Backed Securities		– 0	–	– 0	–		2,351,517		2,351,517
Governments – Sovereign Bonds		– 0	–	1,855,538			– 0	–	1,855,538
Emerging Markets – Corporate Bonds		– 0	–	1,763,270			– 0	–	1,763,270
Emerging Markets – Sovereigns		– 0	–	1,631,815			– 0	–	1,631,815
Bank Loans		– 0	–	333,500			1,057,220		1,390,720
Inflation-Linked Securities		– 0	–	1,186,750			– 0	–	1,186,750
Whole Loan Trusts		– 0	–	– 0	–		1,101,070		1,101,070
Options Purchased – Puts		– 0	–	834,168			– 0	–	834,168
Common Stocks		568,347		– 0	–		– 0	–	568,347
Local Governments – Regional Bonds		– 0	–	439,410			– 0	–	439,410
Asset-Backed Securities		– 0	–	379,746			– 0	–^	379,746
Preferred Stocks		115,413		– 0	–		108,020		223,433
Local Governments – US Municipal Bonds		– 0	–	124,121			– 0	–	124,121
Warrants		1,597		– 0	–		7,416		9,013
Short-Term Investments:
Governments – Treasuries		– 0	–	53,078,835			– 0	–	53,078,835
Investment Companies		43,074,262		– 0	–		– 0	–	43,074,262
Corporates – Investment Grade		– 0	–	393,919			– 0	–	393,919
Governments – Sovereign Bonds		– 0	–	362,428			– 0	–	362,428
Time Deposits		– 0	–	350,892			– 0	–	350,892

Total Investments in Securities		43,759,619		241,795,488			5,520,374		291,075,481
Other Financial Instruments*:
Assets
Futures		3,799,943		640,757			– 0	–	4,440,700	†
Forward Currency Exchange Contracts		– 0	–	442,354			– 0	–	442,354
Centrally Cleared Credit Default Swaps		– 0	–	3,070,408			– 0	–	3,070,408	†
Centrally Cleared Interest Rate Swaps		– 0	–	2,511,125			– 0	–	2,511,125	†
Credit Default Swaps		– 0	–	2,162,638			– 0	–	2,162,638
Total Return Swaps		– 0	–	519,752			– 0	–	519,752
Liabilities
Futures		(1,828,180)		– 0	–		– 0	–	(1,828,180	)†
Forward Currency Exchange Contracts		– 0	–	(942,708)			– 0	–	(942,708)
Call Options Written		– 0	–	(555,750)			– 0	–	(555,750)
Put Options Written		– 0	–	(22,238)			– 0	–	(22,238)
Interest Rate Swaptions Written		– 0	–	(234,179)			– 0	–	(234,179)

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1			Level 2	Level 3			Total
Centrally Cleared Credit Default Swaps	$	– 0	–	$(3,339,345)	$	– 0	–	$(3,339,345)†
Centrally Cleared Interest Rate Swaps		– 0	–	(2,771,965)		– 0	–	(2,771,965)†
Credit Default Swaps		– 0	–	(4,685,297)		– 0	–	(4,685,297)
Interest Rate Swaps		– 0	–	(106,709)		– 0	–	(106,709)
Total Return Swaps		– 0	–	(400,191)		– 0	–	(400,191)

Total+		$45,731,382		$238,084,140		$5,520,374		$289,335,896

^	The Fund held securities with zero market value at period end.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written and swaptions written which are valued at market value.

†	Only variation margin receivable/payable at period end is reported within the statements of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on exchange-traded derivatives as reported in the portfolio of investments.

+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade^		Collateralized Mortgage Obligations			Commercial Mortgage- Backed Securities		Bank Loans
Balance as of 10/31/16	$341,866			$4,308,018		$3,443,874		$	– 0	–
Accrued discounts/ (premiums)	5,248			– 0	–	(40)			320
Realized gain (loss)	– 0	–		– 0	–	(6,933)			– 0	–
Change in unrealized appreciation/ depreciation	(158,791)			– 0	–	(7,314)			23,735
Purchases	132,398			– 0	–	– 0	–		– 0	–
Sales/Paydowns	(62,149)			– 0	–	(1,078,070)			– 0	–
Transfers into Level 3	636,559			– 0	–	– 0	–		1,033,165
Transfers out of Level 3	– 0	–		(4,308,018)		– 0	–		– 0	–

Balance as of 4/30/17	$895,131		$	– 0	–	$2,351,517			$1,057,220

Net change in unrealized appreciation/depreciation from investments held as of 4/30/17**	$(153,008)		$	– 0	–	$(13,462)			$23,735

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NOTES TO FINANCIAL STATEMENTS (continued)

	Whole Loan Trusts		Asset-Backed Securities^			Preferred Stocks			Warrants
Balance as of 10/31/16	$1,327,991		$	– 0	–	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)	2,188			– 0	–		– 0	–		– 0	–
Realized gain (loss)	(73,428)			– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/ depreciation	(108,489)			– 0	–		58,920			7,416
Purchases	– 0	–		– 0	–		49,100			– 0	–
Sales/Paydowns	(47,192)			– 0	–		– 0	–		– 0	–
Transfers into Level 3	– 0	–		– 0	–		– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–		– 0	–		– 0	–

Balance as of 4/30/17	$1,101,070		$	– 0	–		$108,020			$7,416

Net change in unrealized appreciation/depreciation from investments held as of 4/30/17**	$(108,489)		$	– 0	–		$58,920			$7,416

	Total
Balance as of 10/31/16	$9,421,749
Accrued discounts/(premiums)	7,716
Realized gain (loss)	(80,361)
Change in unrealized appreciation/ depreciation	(184,523)
Purchases	181,498
Sales/Paydowns	(1,187,411)
Transfers into Level 3	1,669,724
Transfers out of Level 3	(4,308,018)

Balance as of 4/30/17	$5,520,374	+

Net change in unrealized appreciation/depreciation from investments held as of 4/30/17**	$(184,888)

**	The unrealized appreciation/(depreciation) may be included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

^	The Fund held securities with zero market value at period end.

+	An amount of $4,308,018 was transferred out of Level 3 into Level 2 as improved transparency of price inputs has increased the observability of such securities during the reporting period.

abfunds.com	AB UNCONSTRAINED BOND FUND | 65

NOTES TO FINANCIAL STATEMENTS (continued)

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at April 30, 2017. Securities priced by third party vendors and NAV equivalent are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 4/30/17			Valuation Technique	Unobservable Input	Input
Whole Loan Trusts		$446,822		Market Approach	Underlying NAV of the Collateral	$84.32 N/A
Asset-Backed Securities	$	– 0	–	Qualitative Assessment

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield in isolation would be expected to result in a significantly lower (higher) fair value measurement.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors,

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NOTES TO FINANCIAL STATEMENTS (continued)

2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation on foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

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NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income (or dividend expense) is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among various share classes based on their respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Repurchase Agreements

It is the Fund’s policy that its custodian or designated sub-custodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities is sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Fund may be delayed or limited. As of April 30, 2017, the Fund did not hold repurchase agreements.

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NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to reimburse its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .90%, 1.65%, 1.65%, .65%, 1.15%, .90%, .65% and .65% of the daily average net assets for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. This fee waiver and/or expense reimbursement agreement extends through January 31, 2018 and then may be extended by the Adviser for additional one-year terms. For the six months ended April 30, 2017, such reimbursements/waivers amounted to $205,614. Effective January 29, 2016, the Expense Caps were increased from 1.60% to 1.65%, 1.60% to 1.65%, ..60% to .65%, 1.10% to 1.15%, .85% to .90%, .60% to .65% and .60% to .65% of the daily average net assets for Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively.

For the year ended October 31, 2016 and six months ended April 30, 2017 the Adviser reimbursed the Fund $263,677 and $851, respectively, for trading losses incurred due to trade entry errors and overdraft reimbursement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 2017, such fee amounted to $26,107.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $27,150 for the six months ended April 30, 2017.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $260 from the sale of Class A shares and received $208 and $253 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended April 30, 2017.

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The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of ..20% of the Portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended April 30, 2017, such waiver amounted to $29,813. A summary of the Fund’s transactions in shares of the Government Money Market Portfolio for the six months ended April 30, 2017 is as follows:

Market Value October 31, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value April 30, 2017 (000)	Dividend Income (000)
$40,316	$149,734	$146,976	$43,074	$63

Brokerage commissions paid on investment transactions for the six months ended April 30, 2017 amounted to $110,074, none of which was paid to Sanford C. Bernstein & Co., LLC or Sanford C. Bernstein Limited, respectively, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. Effective January 29, 2016, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $8,333,320, $2,158,533, $43,014 and $13,151 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing

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fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2017 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$95,944,083		$109,205,398
U.S. government securities	– 0	–	2,801,863

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency contracts, options written, swaptions written, futures and swaps) are as follows:

Gross unrealized appreciation	$8,694,369
Gross unrealized depreciation	(9,243,554)

Net unrealized depreciation	$(549,185)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio. The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

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A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended April 30, 2017, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into a future, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counter party to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

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Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a future can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended April 30, 2017, the Fund held futures for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. At April 30, 2017, the maximum payment for written put options amounted to $4,117,500. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid

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on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swaps, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

During the six months ended April 30, 2017, the Fund held purchased options for hedging and non-hedging purposes.

During the six months ended April 30, 2017, the Fund held written options for hedging and non-hedging purposes.

During the six months ended April 30, 2017, the Fund held purchased swaptions for hedging and non-hedging purposes.

During the six months ended April 30, 2017, the Fund held written swaptions for hedging and non-hedging purposes.

For the six months ended April 30, 2017, the Fund had the following transactions in written options:

	Number of Contracts		Premiums Received
Options written outstanding as of 10/31/16	1,263,398		$676,164
Options written	1,512,312,725		3,340,240
Options expired	(1,513,000,117)		(1,790,922)
Options bought back	(569,086)		(790,147)
Options exercised	– 0	–	– 0	–

Options written outstanding as of 4/30/17	6,920		$1,435,335

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For the six months ended April 30, 2017, the Fund had the following transactions in written swaptions:

	Notional Amount		Premiums Received
Swaptions written outstanding as of 10/31/16	$76,611,847		$365,491
Swaptions written	1,133,955,476		5,213,664
Swaptions expired	(717,022,652)		(3,361,286)
Swaptions bought back	(402,253,502)		(1,854,312)
Swaptions exercised	– 0	–	– 0	–

Swaptions written outstanding as of 4/30/17	$91,291,169		$363,557

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement

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of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into

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interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended April 30, 2017, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with

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the same counterparty. As of April 30, 2017, the Fund had Buy Contracts outstanding with respect to the same referenced obligation and counterparty as certain Sale Contracts which may partially offset the Maximum Payout Amount in the amount of $91,760,000.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterpart. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/ performance risk and typically reflect the market’s assessment of the likelihood of default by the issuer on the referenced obligation. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced entity’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

During the six months ended April 30, 2017, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

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During the six months ended April 30, 2017, the Fund held total return swaps for hedging and non-hedging purposes.

Variance Swaps:

The Fund may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

During the six months ended April 30, 2017, the Fund held variance swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various master agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

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The Fund’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

During the six months ended April 30, 2017, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts				Unrealized depreciation on interest rate swaps	$106,709

Interest rate contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$6,311,068	*	Receivable/Payable for variation margin on exchange-traded derivatives	4,558,345	*

Interest rate contracts				Swaptions written, at value	234,179

Interest rate contracts				Unrealized depreciation on total return swaps	102,723

Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	442,354		Unrealized depreciation on forward currency exchange contracts	942,708

Foreign exchange contracts	Investments insecurities, at value	716

Credit contracts	Unrealized appreciation on credit default swaps	2,162,638		Unrealized depreciation on credit default swaps	4,685,297

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	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$3,070,408	*	Receivable/Payable for variation margin on exchange-traded derivatives	$3,339,345	*

Equity contracts	Receivable/Payable for variation margin on exchange-traded derivatives	640,757	*	Receivable/Payable for variation margin on exchange-traded derivatives	41,800	*

Equity contracts	Unrealized appreciation on total return swaps	519,752		Unrealized depreciation on total return swaps	297,468

Equity contracts	Investment in securities, at value	833,452		Options written, at value	577,988

Total		$13,981,145			$14,886,562

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/depreciation on swaps	$452,503	$(589,596)

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/depreciation on futures	(1,355,754)	1,337,319

Interest rate contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation on investment transactions	2,527,382	(592,247)

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on options written; Net change in unrealized appreciation/depreciation on options written	$(129,881)	$8,527

Interest rate contracts	Net realized gain/(loss) on swaptions written; Net change in unrealized appreciation/depreciation on swaptions written	614,163	155,842

Foreign exchange contracts	Net realized gain/(loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation on foreign currency denominated assets and liabilities	(10,298,779)	12,949,095

Foreign exchange contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation on investment transactions	(180,000)	(17,950)

Foreign exchange contracts	Net realized gain/(loss) on options written; Net change in unrealized appreciation/depreciation on options written	535,150	– 0	–

Credit contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation on investment transactions	(578,816)	(13,736)

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	(938,783)	(328,049)

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Credit Contracts	Net realized gain/(loss) on swaptions written; Net change in unrealized appreciation/depreciation on swaptions written	$(423,437)	$	– 0	–

Equity contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/depreciation on swaps	3,280,792		758,040

Equity contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/depreciation on futures	1,719,722		299,775

Equity contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation on investment transactions	72,986		(1,151,687)

Equity contracts	Net realized gain/(loss) on options written; Net change in unrealized appreciation/depreciation on options written	577,644		821,692

Total		$(4,125,108)		$13,637,025

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended April 30, 2017:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$211,321,455
Average notional amount of sale contracts	$206,009,711
Centrally Cleared Interest Rate Swaps:
Average notional amount	$625,390,783
Credit Default Swaps:
Average notional amount of buy contracts	$409,132,590
Average notional amount of sale contracts	$160,649,191
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$70,828,918
Average principal amount of sale contracts	$139,357,130

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Futures:
Average original value of buy contracts	$357,400,591
Average original value of sale contracts	$267,872,983
Interest Rate Swaps:
Average notional amount	$1,600,000
Total Return Swaps:
Average notional amount	$32,696,593
Variance Swaps:
Average notional amount	$1,315,152	(a)
Purchased Options:
Average monthly cost	$2,101,469

(a)	Positions were open two months during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at year end were subject to netting arrangements. The following tables present the Fund’s derivative assets and derivative liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of April 30, 2017:

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
Exchange-Traded Derivatives:
Citigroup Global Markets, Inc.**	$57,655	$(44,853)	$	– 0	–	$	– 0	–		$12,802
Morgan Stanley & Co. LLC**	1,306,856	(555,750)		– 0	–		– 0	–		751,106

Total	$1,364,511	$(600,603)	$	– 0	–	$	– 0	–		$763,908

OTC Derivatives:
Australia & New Zealand Bank Group Ltd.	$33,698	$(33,698)	$	– 0	–	$	– 0	–	$	– 0	–
Bank of America, NA	466,260	(423,749)		– 0	–		– 0	–		42,511
Barclays Bank PLC	1,280,146	(5,041)		(1,240,000)			– 0	–		35,105
BNP Paribas SA	50,690	(50,690)		– 0	–		– 0	–		– 0	–
Brown Brothers Harriman & Co.	42,777	(21,447)		– 0	–		– 0	–		21,330
Citibank, NA	912,961	(912,961)		– 0	–		– 0	–		– 0	–
Credit Suisse International.	122,858	(122,858)		– 0	–		– 0	–		– 0	–
Deutsche Bank AG	716	(716)		– 0	–		– 0	–		– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	27,500	(27,500)		– 0	–		– 0	–		– 0	–

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Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivatives Assets
HSBC Bank USA	$71,935	$	– 0	–	$(71,935)	$	– 0	–	$	– 0	–
JPMorgan Chase Bank, NA	281,076	(281,076)	– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services LLC	69,411	(69,411)	– 0	–	– 0	–	– 0	–
Nomura Global Financial Products, Inc.	12,986	– 0	–	– 0	–	– 0	–	12,986

Total	$3,373,014	$(1,949,147)	$(1,311,935)	$	– 0	–	$111,932	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Citigroup Global Markets, Inc.**	$44,853	$(44,853)	$	– 0	–	$	– 0	–	$	– 0	–
Morgan Stanley & Co. LLC**	555,750	(555,750)	– 0	–	– 0	–	– 0	–

Total	$600,603	$(600,603)	$	– 0	–	$	– 0	–	$	– 0	–

OTC Derivatives:
Australia & New Zealand Bank Group Ltd.	$35,857	$(33,698)	$	– 0	–	$	– 0	–	$2,159
Bank of America, NA	423,749	(423,749)	– 0	–	– 0	–	– 0	–
Barclays Bank PLC	5,041	(5,041)	– 0	–	– 0	–	– 0	–
BNP Paribas SA	50,970	(50,690)	– 0	–	– 0	–	280
Brown Brothers Harriman & Co.	21,447	(21,447)	– 0	–	– 0	–	– 0	–
Citibank, NA	2,016,506	(912,961)	– 0	–	(851,453)	252,092
Credit Suisse International.	1,154,991	(122,858)	– 0	–	(1,032,133)	– 0	–
Deutsche Bank AG	1,826,221	(716)	– 0	–	(1,825,505)	– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	3,661,035	(27,500)	– 0	–	(3,633,535)	– 0	–
JPMorgan Chase Bank, NA	1,616,836	(281,076)	– 0	–	(1,278,873)	56,887
Morgan Stanley Capital Services LLC	238,765	(69,411)	– 0	–	– 0	–	169,354
Societe Generale	102,723	– 0	–	– 0	–	– 0	–	102,723

Total	$11,154,141	$(1,949,147)	$	– 0	–	$(8,621,499)	$583,495	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

**	Cash and securities have been posted for initial margin requirements on exchange-traded derivatives outstanding at April 30, 2017.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTES TO FINANCIAL STATEMENTS (continued)

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having at least equal to the repurchase price. For the six months ended April 30, 2017, the Fund had no transactions in reverse repurchase agreements.

4. Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). A loan is often administered by a bank or other financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan as specified in the loan agreement. When investing in Participations, the Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. In addition, when investing in Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender and only upon receipt of payments by the Lender from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender. When the Fund purchases Assignments from Lenders, it will typically acquire direct rights against the borrower on the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than six months) pending arrangement of more permanent financing through, for

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example, the issuance of bonds, frequently high-yield bonds issued for the purpose of acquisitions. The Fund may also participate in unfunded loan commitments, which are contractual obligations for investing in future Participations, and may receive a commitment fee based on the amount of the commitment. Under these arrangements, the Fund may receive a fixed rate commitment fee and, if and to the extent the borrower borrows under the facility, the Fund may receive an additional funding fee.

Unfunded loan commitments and funded loans are marked to market daily.

As of April 30, 2017, the Fund had no unfunded loan commitments outstanding or bridge loan commitments outstanding.

During the six months ended April 30, 2017, the Fund received no commitment fees or additional funding fees.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016

Class A
Shares sold	562,488	713,605	$4,837,664	$5,994,844

Shares issued in reinvestment of dividends	74,911	65,862	634,482	555,658

Shares converted from Class B	1,753	17,148	14,980	143,731

Shares redeemed	(759,234)	(1,936,836)	(6,520,690)	(16,296,831)

Net decrease	(120,082)	(1,140,221)	$(1,033,564)	$(9,602,598)

Class B
Shares sold	1,344	1,089	$11,584	$9,131

Shares issued in reinvestment of dividends	499	381	4,225	3,214

Shares converted to Class A	(1,750)	(17,128)	(14,980)	(143,731)

Shares redeemed	(3,629)	(9,494)	(31,301)	(78,726)

Net decrease	(3,536)	(25,152)	$(30,472)	$(210,112)

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NOTES TO FINANCIAL STATEMENTS (continued)

Shares	Amount
Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016

Class C
Shares sold	176,004	278,562	$1,505,115	$2,330,559

Shares issued in reinvestment of dividends	39,430	25,515	333,191	215,331

Shares redeemed	(568,439)	(921,321)	(4,886,742)	(7,760,594)

Net decrease	(353,005)	(617,244)	$(3,048,436)	$(5,214,704)

Advisor Class
Shares sold	7,159,412	7,453,627	$61,623,221	$62,641,185

Shares issued in reinvestment of dividends	366,083	357,345	3,100,447	3,009,574

Shares redeemed	(4,270,990)	(14,979,238)	(36,499,393)	(126,107,577)

Net increase (decrease)	3,254,505	(7,168,266)	$28,224,275	$(60,456,818)

Class R
Shares sold	9,824	21,604	$84,418	$182,043

Shares issued in reinvestment of dividends	2,529	1,687	21,430	14,229

Shares redeemed	(5,252)	(50,693)	(45,058)	(425,697)

Net increase (decrease)	7,101	(27,402)	$60,790	$(229,425)

Class K
Shares sold	1,581	3,861	$13,606	$32,720

Shares issued in reinvestment of dividends	646	435	5,492	3,679

Shares redeemed	– 0	–	(1)	– 0	–	(8)

Net increase	2,227	4,295	$19,098	$36,391

Class I
Shares sold	43,303	2,544	$371,558	$21,384

Shares issued in reinvestment of dividends	143,180	117,082	1,210,810	985,717

Shares redeemed	(9,587)	(43,942)	(81,977)	(365,637)

Net increase	176,896	75,684	$1,500,391	$641,464

Class Z
Shares sold	84,536	1,281,581	$718,521	$10,892,012

Shares issued in reinvestment of dividends	29,118	13,235	246,198	111,744

Shares redeemed	(97,123)	(419,268)	(830,093)	(3,510,745)

Net increase	16,531	875,548	$134,626	$7,493,011

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NOTE F

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

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Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Prepayment Risk—The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your

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NOTES TO FINANCIAL STATEMENTS (continued)

investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2017.

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending October 31, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2016 and October 31, 2015 were as follows:

	2016	2015
Distributions paid from:
Ordinary income	$6,608,660	$10,955,754

Total distributions paid	$6,608,660	$10,955,754

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NOTES TO FINANCIAL STATEMENTS (continued)

As of October 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$4,560,238
Accumulated capital and other losses	(11,143,464	)(a)
Unrealized appreciation/(depreciation)	(2,967,254	)(b)

Total accumulated earnings/(deficit)	$(9,550,480	)(c)

(a)	At October 31, 2016, the Fund had a net capital loss carryforward of $10,822,210. As of October 31, 2016, the Fund had cumulative deferred loss on straddles of $321,254.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium, the tax treatment of swaps, and the realization for tax purposes of gains/(losses) on certain derivative instruments.

(c)	The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to dividends payable and the tax treatment of defaulted securities.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-December 22, 2010 capital losses must be utilized prior to the earlier capital losses, which are subject to expiration. Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

As of October 31, 2016, the Fund had a net capital loss carryforward of $10,822,210 which will expire as follows:

Short-Term Amount	Long-Term Amount	Expiration
$1,177,357	N/A	2017
1,053,051	N/A	2018
1,313,588	N/A	2019
7,278,214	$– 0 –	No Expiration

NOTE I

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 8.62	$ 8.47	$ 8.67	$ 8.68	$ 9.09	$ 8.33

Income From Investment Operations
Net investment income(a)(b)	.12	.24	.22	.16	.06	.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.19	.06	(.19)	(.06)	(.02)	.76
Contributions from Affiliates	– 0	–	.01	.01	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.31	.31	.04	.10	.04	.87

Less: Dividends and Distributions
Dividends from net investment income	(.21)	(.16)	(.24)	(.11)	(.34)	(.11)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.11)	– 0	–

Total dividends and distributions	(.21)	(.16)	(.24)	(.11)	(.45)	(.11)

Net asset value, end of period	$ 8.72	$ 8.62	$ 8.47	$ 8.67	$ 8.68	$ 9.09

Total Return
Total investment return based on net asset value(c)	3.85	%*	3.74	%^*†	0.49	%†	1.11%	0.46%	10.49	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,514	$41,061	$50,031	$62,396	$73,922	$51,931
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	0.95	%(f)	.91%	.90%	.90%	.90%	.91%
Expenses, before waivers/reimbursements(d)(e)	1.13	%(f)	1.07%	1.06%	1.06%	1.19%	1.45%
Net investment income(b)	2.79	%(f)	2.80%	2.51%	1.81%	.68%	1.31%
Portfolio turnover rate	47%	137%	149%	161%	301%	128%

See footnote summary on pages 101-102.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class B
Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 8.62	$ 8.48	$ 8.68	$ 8.68	$ 9.10	$ 8.34

Income From Investment Operations
Net investment income(a)(b)	.09	.15	.15	.10	.00	(g)	.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.20	.08	(.18)	(.05)	(.03)	.75
Contributions from Affiliates	– 0	–	.01	.01	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.29	.24	(.02)	.05	(.03)	.82

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.10)	(.18)	(.05)	(.26)	(.06)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.13)	– 0	–

Total dividends and distributions	(.18)	(.10)	(.18)	(.05)	(.39)	(.06)

Net asset value, end of period	$ 8.73	$ 8.62	$ 8.48	$ 8.68	$ 8.68	$ 9.10

Total Return
Total investment return based on net asset value(c)	3.55	%*	2.85	%*†	(0.23	)%†	0.52%	(0.30)%	9.85	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$204	$232	$442	$828	$1,406	$1,774
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	1.70	%(f)	1.65%	1.60%	1.60%	1.60%	1.61%
Expenses, before waivers/reimbursements(d)(e)	1.91	%(f)	1.81%	1.76%	1.77%	1.93%	2.20%
Net investment income(b)	2.05	%(f)	1.82%	1.71%	1.11%	.05%	.77%
Portfolio turnover rate	47%	137%	149%	161%	301%	128%

See footnote summary on pages 101-102.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 8.62	$ 8.47	$ 8.67	$ 8.68	$ 9.10	$ 8.33

Income From Investment Operations
Net investment income(a)(b)	.09	.18	.17	.10	.00	(g)	.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.19	.06	(.19)	(.06)	(.03)	.77
Contributions from Affiliates	– 0	–	.01	.01	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.28	.25	(.01)	.04	(.03)	.83

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.10)	(.19)	(.05)	(.29)	(.06)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.10)	– 0	–

Total dividends and distributions	(.18)	(.10)	(.19)	(.05)	(.39)	(.06)

Net asset value, end of period	$ 8.72	$ 8.62	$ 8.47	$ 8.67	$ 8.68	$ 9.10

Total Return
Total investment return based on net asset value(c)	3.45	%*	2.98	%^*†	(0.19	)%†	0.42%	(0.31)%	9.99	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,430	$21,247	$26,119	$20,681	$18,707	$13,128
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	1.70	%(f)	1.65%	1.60%	1.60%	1.60%	1.61%
Expenses, before waivers/reimbursements(d)(e)	1.88	%(f)	1.81%	1.77%	1.77%	1.89%	2.17%
Net investment income(b)	2.07	%(f)	2.08%	1.95%	1.14%	.04%	.63%
Portfolio turnover rate	47%	137%	149%	161%	301%	128%

See footnote summary on pages 101-102.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 8.61	$ 8.46	$ 8.66	$ 8.67	$ 9.09	$ 8.33

Income From Investment Operations
Net investment income(a)(b)	.13	.25	.25	.19	.08	.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.19	.07	(.19)	(.07)	(.02)	.76
Contributions from Affiliates	– 0	–	.01	.01	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.32	.33	.07	.12	.06	.90

Less: Dividends and Distributions
Dividends from net investment income	(.22)	(.18)	(.27)	(.13)	(.40)	(.14)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.08)	– 0	–

Total dividends and distributions	(.22)	(.18)	(.27)	(.13)	(.48)	(.14)

Net asset value, end of period	$ 8.71	$ 8.61	$ 8.46	$ 8.66	$ 8.67	$ 9.09

Total Return
Total investment return based on net asset value(c)	3.98	%*	4.02	%^*†	0.80	%†	1.42%	0.63%	10.86	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$192,571	$162,255	$220,195	$248,510	$143,980	$28,989
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	.71	%(f)	.65%	.60%	.60%	.60%	.61%
Expenses, before waivers/reimbursements(d)(e)	.89	%(f)	.81%	.76%	.77%	.87%	1.15%
Net investment income(b)	3.00	%(f)	3.02%	2.89%	2.14%	.96%	1.61%
Portfolio turnover rate	47%	137%	149%	161%	301%	128%

See footnote summary on pages 101-102.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 8.62	$ 8.46	$ 8.65	$ 8.65	$ 9.07	$ 8.31

Income From Investment Operations
Net investment income(a)(b)	.11	.21	.21	.14	.05	.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.21	.07	(.20)	(.06)	(.04)	.76
Contributions from Affiliates	– 0	–	.01	.01	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.32	.29	.02	.08	.01	.86

Less: Dividends and Distributions
Dividends from net investment income	(.20)	(.13)	(.21)	(.08)	(.28)	(.10)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.15)	– 0	–

Total dividends and distributions	(.20)	(.13)	(.21)	(.08)	(.43)	(.10)

Net asset value, end of period	$ 8.74	$ 8.62	$ 8.46	$ 8.65	$ 8.65	$ 9.07

Total Return
Total investment return based on net asset value(c)	3.75	%*	3.43	%^*†	0.35	%†	0.98%	0.14%	10.37	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$985	$911	$1,126	$801	$911	$1,156
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	1.21	%(f)	1.15%	1.10%	1.10%	1.10%	1.11%
Expenses, before waivers/reimbursements(d)(e)	1.54	%(f)	1.48%	1.46%	1.46%	1.59%	1.84%
Net investment income(b)	2.52	%(f)	2.53%	2.48%	1.66%	.52%	1.09%
Portfolio turnover rate	47%	137%	149%	161%	301%	128%

See footnote summary on pages 101-102.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 8.64	$ 8.49	$ 8.68	$ 8.68	$ 9.10	$ 8.34

Income From Investment Operations
Net investment income(a)(b)	.12	.25	.22	.16	.07	.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.21	.04	(.18)	(.05)	(.03)	.73
Contributions from Affiliates	– 0	–	.01	.01	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.33	.30	.05	.11	.04	.88

Less: Dividends and Distributions
Dividends from net investment income	(.21)	(.15)	(.24)	(.11)	(.32)	(.12)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.14)	– 0	–

Total dividends and distributions	(.21)	(.15)	(.24)	(.11)	(.46)	(.12)

Net asset value, end of period	$ 8.76	$ 8.64	$ 8.49	$ 8.68	$ 8.68	$ 9.10

Total Return
Total investment return based on net asset value(c)	3.90	%*	3.63	%*†	0.55	%†	1.24%	0.40%	10.58	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$243	$221	$181	$245	$48	$46
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	.96	%(f)	.90%	.85%	.85%	.85%	.86%
Expenses, before waivers/reimbursements(d)(e)	1.24	%(f)	1.17%	1.12%	1.14%	1.24%	1.48%
Net investment income(b)	2.75	%(f)	2.94%	2.55%	1.87%	.75%	1.78%
Portfolio turnover rate	47%	137%	149%	161%	301%	128%

See footnote summary on pages 101-102.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 8.60	$ 8.45	$ 8.65	$ 8.66	$ 9.08	$ 8.31

Income From Investment Operations
Net investment income(a)(b)	.13	.27	.25	.18	.08	.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.20	.06	(.19)	(.06)	(.02)	.77
Contributions from Affiliates	– 0	–	.01	.01	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.33	.34	.07	.12	.06	.91

Less: Dividends and Distributions
Dividends from net investment income	(.23)	(.19)	(.27)	(.13)	(.45)	(.14)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.03)	– 0	–

Total dividends and distributions	(.23)	(.19)	(.27)	(.13)	(.48)	(.14)

Net asset value, end of period	$ 8.70	$ 8.60	$ 8.45	$ 8.65	$ 8.66	$ 9.08

Total Return
Total investment return based on net asset value(c)	4.01	%*	4.07	%^*†	0.78	%†	1.42%	0.67%	11.02	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,712	$45,629	$44,242	$39,782	$8,036	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	.71	%(f)	.65%	.60%	.60%	.60%	.61%
Expenses, before waivers/reimbursements(d)(e)	.84	%(f)	.77%	.78%	.74%	.80%	1.14%
Net investment income(b)	3.05	%(f)	3.17%	2.93%	2.10%	.92%	1.65%
Portfolio turnover rate	47%	137%	149%	161%	301%	128%

See footnote summary on pages 101-102.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016	November 4, 2014(h) to October 31, 2015

Net asset value, beginning of period	$ 8.59		$ 8.45	$ 8.65

Income From Investment Operations
Net investment income(a)(b)	.13		.28	.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.20		.04	(.25)
Contributions from Affiliates	– 0	–	.01	.01

Net increase in net asset value from operations	.33		.33	.07

Less: Dividends
Dividends from net investment income	(.23)		(.19)	(.27)

Net asset value, end of period	$ 8.69		$ 8.59	$ 8.45

Total Return
Total investment return based on net asset value(c)	3.89	%^*	3.94%*†	0.85	%†
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,845		$9,587	$2,031
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)(e)	.71	%(f)	.65%	.60	%(f)
Expenses, before waivers/reimbursements(d)(e)	.84	%(f)	.78%	.80	%(f)
Net investment income(b)	3.06	%(f)	3.31%	3.68	%(f)
Portfolio turnover rate	47%		137%	149%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(d)	In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended April 30, 2017 and the year ended October 31, 2016, such waiver amounted to 0.02% and 0.01% annualized for the Fund, respectively.

See notes to financial statements.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(e)	The expense ratios presented below exclude non-operating expenses:

	Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012

Class A
Net of waivers/reimbursements	.88	%(f)	.89%	.90%	.90%	.90%	.90%
Before waivers/reimbursements	1.06	%(f)	1.05%	1.06%	1.06%	1.19%	1.44%
Class B
Net of waivers/reimbursements	1.63	%(f)	1.63%	1.60%	1.60%	1.60%	1.60%
Before waivers/reimbursements	1.84	%(f)	1.78%	1.76%	1.77%	1.93%	2.20%
Class C
Net of waivers/reimbursements	1.63	%(f)	1.63%	1.60%	1.60%	1.60%	1.60%
Before waivers/reimbursements	1.81	%(f)	1.79%	1.77%	1.77%	1.89%	2.16%
Advisor Class
Net of waivers/reimbursements	.63	%(f)	.63%	.60%	.60%	.60%	.60%
Before waivers/reimbursements	.81	%(f)	.78%	.76%	.77%	.87%	1.14%
Class R
Net of waivers/reimbursements	1.13	%(f)	1.13%	1.10%	1.10%	1.10%	1.10%
Before waivers/reimbursements	1.46	%(f)	1.46%	1.46%	1.46%	1.59%	1.83%
Class K
Net of waivers/reimbursements	.88	%(f)	.88%	.85%	.85%	.85%	.85%
Before waivers/reimbursements	1.16	%(f)	1.15%	1.12%	1.14%	1.24%	1.47%
Class I
Net of waivers/reimbursements	.63	%(f)	.63%	.60%	.60%	.60%	.60%
Before waivers/reimbursements	.76	%(f)	.75%	.78%	.74%	.80%	1.13%

	Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016	November 4, 2014(h) - to October 31, 2015

Class Z
Net of waivers/reimbursements	.63	%(f)	.63%	.60	%(f)
Before waivers/reimbursements	.76	%(f)	.76%	.80	%(f)

(f)	Annualized.

(g)	Amount is less than $0.005.

(h)	Commencement of distribution.

^	The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class for the period ended April 30, 2017, and years ended October 31, 2016 and October 31, 2012 by 0.03%, 0.01% and 0.01%, respectively.

†	Includes the impact of reimbursements from the Adviser which enhanced the Fund’s performance for the years ended October 31, 2016 and October 31, 2015 by 0.08% and 0.08%, respectively.

See notes to financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman John H. Dobkin(1) Michael J. Downey(1) William H. Foulk, Jr.(1) D. James Guzy(1)	Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein,

Senior Vice President and Independent Compliance Officer

Scott DiMaggio(2), Vice President

Gershon Distenfeld(2), Vice President

Douglas J. Peebles(2) , Vice President

Dimitri Silva(2), Vice President

John Taylor(2), Vice President Emilie D. Wrapp, Secretary Joseph J. Mantineo, Treasurer and Chief Financial Officer Stephen M. Woetzel, Controller Vincent S. Noto, Chief Compliance Officer

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein

Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Global Fixed Income Investment Team and the Global Credit Investment Team. Messrs. DiMaggio, Distenfeld, Peebles, Silva and Taylor are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Unconstrained Bond Fund, Inc. (formerly named AllianceBernstein Diversified Yield Fund, Inc.) (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held on November 1-3, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The

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material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

abfunds.com	AB UNCONSTRAINED BOND FUND | 105

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2016 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Fund’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and

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any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted the effects of any fee waivers and/or expense reimbursements as a result of an undertaking by the Adviser. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also

abfunds.com	AB UNCONSTRAINED BOND FUND | 107

noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements

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Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund1

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund1

Tax-Managed International Portfolio

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

International Growth Fund

INTERNATIONAL/ GLOBAL VALUE

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio1

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio1

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund; prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to April 17, 2017, Tax-Managed All Market Income Portfolio was named Tax-Managed Balanced Wealth Strategy; prior to April 24, 2017, All Market Total Return Portfolio was named Balanced Wealth Strategy.

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AB UNCONSTRAINED BOND FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

UB-0152-0417

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Unconstrained Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: June 26, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: June 26, 2017